UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Lifetime Funds (Formerly Great-West Lifetime Funds)
(Institutional Class, Investor Class, and Service Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Empower Lifetime 2015 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2015 Fund (Investor Class shares) returned -12.27%, relative to a -15.52% return for the Morningstar Lifetime Moderate 2015 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-11.95%	3.45%	4.25%
Investor Class	-12.27%	3.06%	5.00%
Service Class	-12.36%	2.99%	4.92%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	46.42%
Large Cap Equity	16.55
Fixed Interest Contract	13.01
International Equity	11.54
Mid Cap Equity	6.85
Real Estate Equity	3.15
Small Cap Equity	2.48
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,006.63	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Investor Class
Actual	$1,000.00	$1,005.21	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
Service Class
Actual	$1,000.00	$1,005.17	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares, and 0.90% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2020 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2020 Fund (Investor Class shares) returned -12.95%, relative to a -16.77% return for the Morningstar Lifetime Moderate 2020 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-12.61%	3.58%	5.31%
Investor Class	-12.95%	3.20%	4.94%
Service Class	-12.97%	3.12%	4.86%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	44.18%
Large Cap Equity	18.06
International Equity	13.43
Fixed Interest Contract	10.64
Mid Cap Equity	7.47
Real Estate Equity	3.23
Small Cap Equity	2.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,010.01	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.40
Investor Class
Actual	$1,000.00	$1,007.35	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.18
Service Class
Actual	$1,000.00	$1,008.10	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.47% for the Institutional Class shares, 0.82% for the Investor Class shares, and 0.92% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2025 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2025 Fund (Investor Class shares) returned -13.83%, relative to a -17.58% return for the Morningstar Lifetime Moderate 2025 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-13.43%	3.85%	4.87%
Investor Class	-13.83%	3.46%	6.20%
Service Class	-13.88%	3.37%	6.09%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	40.53%
Large Cap Equity	20.06
International Equity	15.89
Fixed Interest Contract	8.33
Mid Cap Equity	8.23
Small Cap Equity	3.63
Real Estate Equity	3.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,012.78	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.50
Investor Class
Actual	$1,000.00	$1,010.01	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.28
Service Class
Actual	$1,000.00	$1,009.75	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Investor Class shares, and 0.94% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2030 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2030 Fund (Investor Class shares) returned -14.62%, relative to a -17.94% return for the Morningstar Lifetime Moderate 2030 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-14.29%	4.11%	6.43%
Investor Class	-14.62%	3.73%	6.05%
Service Class	-14.72%	3.63%	5.98%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.60%
Large Cap Equity	22.86
International Equity	19.31
Mid Cap Equity	9.35
Fixed Interest Contract	5.95
Small Cap Equity	4.52
Real Estate Equity	3.41
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,015.90	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.60
Investor Class
Actual	$1,000.00	$1,014.42	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.38
Service Class
Actual	$1,000.00	$1,013.89	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares, and 0.96% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2035 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2035 Fund (Investor Class shares) returned -15.62%, relative to a -17.75% return for the Morningstar Lifetime Moderate 2035 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-15.29%	4.46%	5.79%
Investor Class	-15.62%	4.07%	7.37%
Service Class	-15.70%	4.00%	7.26%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	26.48%
Bond	26.09
International Equity	23.77
Mid Cap Equity	10.79
Small Cap Equity	5.68
Fixed Interest Contract	3.70
Real Estate Equity	3.49
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,020.73	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.75
Investor Class
Actual	$1,000.00	$1,018.56	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.53
Service Class
Actual	$1,000.00	$1,018.36	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.54% for the Institutional Class shares, 0.89% for the Investor Class shares, and 0.99% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2040 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2040 Fund (Investor Class shares) returned -16.30%, relative to a -17.37% return for the Morningstar Lifetime Moderate 2040 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-16.00%	4.71%	7.49%
Investor Class	-16.30%	4.34%	7.12%
Service Class	-16.41%	4.22%	7.00%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.78%
International Equity	28.35
Bond	17.33
Mid Cap Equity	12.10
Small Cap Equity	6.90
Real Estate Equity	3.59
Fixed Interest Contract	1.95
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,025.95	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.85
Investor Class
Actual	$1,000.00	$1,024.02	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.63
Service Class
Actual	$1,000.00	$1,023.88	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.14
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, and 1.01% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2045 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2045 Fund (Investor Class shares) returned -16.82%, relative to a -17.06% return for the Morningstar Lifetime Moderate 2045 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Manager selection and asset allocation were both contributors to relative returns opposite the Fund’s benchmark indexes. The use of core fixed income opposite long-term bonds was additive, while key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-16.54%	4.81%	6.24%
Investor Class	-16.82%	4.42%	7.68%
Service Class	-16.92%	4.33%	7.62%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.15%
Large Cap Equity	31.70
Mid Cap Equity	12.80
Bond	10.87
Small Cap Equity	7.88
Real Estate Equity	3.67
Fixed Interest Contract	0.93
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,028.63	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,026.69	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,026.50	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, and 1.03% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2050 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2050 Fund (Investor Class shares) returned -16.95%, relative to a -16.91% return for the Morningstar Lifetime Moderate 2050 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Asset allocation effect was neutral opposite the benchmark indexes while manager selection was positive. Key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from April 28, 2016 (inception) through December 31, 2016.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Since Inception(a)
Institutional Class	-16.65%	4.78%	7.73%
Investor Class	-16.95%	4.42%	7.33%
Service Class	-17.07%	4.30%	7.25%
(a) Institutional Class, Investor Class, and Service Class inception date was April 28, 2016.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.44%
Large Cap Equity	32.11
Mid Cap Equity	12.88
Small Cap Equity	8.50
Bond	7.84
Real Estate Equity	3.76
Fixed Interest Contract	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,030.92	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,028.18	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,027.95	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, and 1.03% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2055 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2055 Fund (Investor Class shares) returned -17.13%, relative to a -16.93% return for the Morningstar Lifetime Moderate 2055 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Asset allocation effect was neutral opposite the benchmark indexes while manager selection was positive. Key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-16.90%	4.66%	6.13%
Investor Class	-17.13%	4.29%	7.55%
Service Class	-17.16%	4.22%	7.46%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.83%
Large Cap Equity	31.45
Mid Cap Equity	12.57
Small Cap Equity	8.93
Bond	7.05
Real Estate Equity	3.82
Fixed Interest Contract	0.35
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5%

per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,029.85	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Investor Class
Actual	$1,000.00	$1,028.18	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.74
Service Class
Actual	$1,000.00	$1,027.84	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.24
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, and 1.03% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower Lifetime 2060 Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
ECM Commentary
Coming into 2022, the macroeconomic foundation upon which markets rested seemed pretty solid; the U.S. labor market was as strong as it had been in a generation, and economic growth was being powered forward by a strong consumer still flush with Covid era stimulus and in a mood to spend it. But even while markets continued to climb as 2021 drew to a close, you could feel trouble brewing - inflation was building faster than at any point since the 1980s, and investors understood that it was only a matter of time before the Federal Reserve (the “Fed”) would have to address it.
And address it they did. After maintaining the federal funds rate at or very near zero throughout much of the pandemic, the Fed began pushing rates higher in March 2022, then continued to do so at each of its next five meetings, something it hadn’t done since 2005. More than that, the pace of the tightening was exceptional - the Fed pushed rates up more in 2022 than in any other calendar year since disco was king via a tightening campaign that featured an unprecedented four back-to-back increases of 0.75%. It’s fair to say that the Fed hadn’t acted that aggressively in recent history until 2022. And it isn’t done yet.
But investors saw such moves coming and began to react even before the Fed opened fire. The peak in equities corresponded almost exactly to the turn of the new year, with the S&P hitting its all-time high just shy of 4,800 on January 3. That also happened to be the very first trading day of 2022, but it was still almost three months before the Fed began its historic rate-ratcheting campaign. It’s been mostly downhill for stocks ever since - vast swaths of the market are well below the line that divides “market correction” from outright “bear market,” with only brief periods of respite in between.
But for all that, maybe the biggest shock in 2022 was a drop in bonds that closely rivaled the decline in stocks. In some ways, this shouldn’t have been too surprising. After all, the environment that pressured stocks in 2022 - rapidly rising interest rates - was precisely the same environment bonds hate most. That’s a function of the inverse (and mathematically inevitable) relationship bonds have with interest rates; when rates rise, bond prices fall, and vice versa.
But over longer periods, bonds and stocks tend to behave quite differently, which is why bonds act as powerful diversifiers of equity market risk in the first place. This is due at least in part to the regular income typically produced by bonds, which tends to provide some level of insulation from macroeconomic turmoil. So even if rising rates pressure stocks and bonds simultaneously, the situation often tends to reverse itself fairly quickly when risk aversion takes hold and recessionary fears peak.
Not so in 2022 - it looked like core bonds would finish the year with losses almost as steep as those suffered by U.S. large-cap stocks. How unusual is that? The last time U.S. stocks and bonds both finished the same calendar year lower was 1969. Forget disco; you have to go all the way back to Woodstock to find a period that rivals that.
But why is this happening? At the root of all this is the highest rate of inflation in 40 years and the Fed’s efforts to control it using the only tool at its disposal - higher interest rates. But rising interest rates work on different segments of the economy in different ways and at far different speeds. Some segments, like housing, tend to respond quickly as the cost of buying a home changes more or less in tandem with rising mortgage rates. By September, the average rate for a 30-year, fixed-rate mortgage surpassed 6% for the first time since 2008, more than twice as high as last January when it stood at 2.65%. Meanwhile, the available supply of homes has remained relentlessly tight, keeping prices high and causing affordability to plummet. Little surprise, then, that transaction volumes have collapsed, too.
There are signs that these same types of rate-related stresses are creeping into other areas of the economy as well, particularly as rates have risen beyond the so-called neutral rate and into restrictive territory, where the chilling effects of higher rates move beyond just simply removing Covid-related stimulus from the veins of the economy. But one area of the market that has clearly not reacted as strongly as the Fed would like is labor. The number of open positions in the U.S. reached a record of nearly 12 million in 2021 as the economy struggled to reopen in the wake of the pandemic. That figure has since begun to decline, but there are still well over 1.5 jobs for every available applicant - an extremely unusual circumstance for a ratio that has historically spent nearly all of its time below 1.0. This in turn creates headaches for the Fed because it raises the possibility of a wage price spiral - a particularly nefarious form of inflation that the Fed is anxious to avoid at all costs. Little wonder, then, that Jerome Powell and his peers have explicitly targeted a softer jobs market as one of the preconditions for ending the Fed’s serial rate rising campaign.
Tragically, another headache for the Fed - and the world in general - has been Russia’s invasion of Ukraine. The economic impacts were significant. Due to Russia’s status as the largest exporter of natural gas and second-largest exporter of crude oil, the invasion triggered a supply shock that reverberated globally and hit Europe particularly hard given the continent’s heavy reliance on Russia to meet its energy needs. Moreover, as both Russia and Ukraine are significant producers of grain and other agricultural foodstuffs, the invasion has threatened to make an already fragile global food supply situation even more tenuous. At a minimum, we suspect that Russia’s invasion of Ukraine has made the likelihood of a recession in Europe far higher while at the same time extending the duration and depth of the ongoing inflationary episode for the rest of the world.
For the twelve-month period ended December 31, 2022, the Empower Lifetime 2060 Fund (Investor Class shares) returned -17.10%, relative to a -16.98% return for the Morningstar Lifetime Moderate 2060 Index and a -18.36% return for the MSCI ACWI Index, the Fund’s benchmark indexes. Asset allocation effect was neutral opposite the benchmark indexes while manager selection was positive. Key outperforming underlying funds included the Empower Large Cap Growth Fund, an investment in a fixed interest contract, and Empower Small Cap Value Fund.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
Note: Performance for the Service Class and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Since Inception(a)
Institutional Class	-16.84%	5.17%
Investor Class	-17.10%	4.81%
Service Class	-17.15%	4.74%
(a) Institutional Class, Investor Class, and Service Class inception date was May 1, 2019.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2022 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.10%
Large Cap Equity	30.58
Mid Cap Equity	12.18
Small Cap Equity	9.23
Bond	6.69
Real Estate Equity	3.89
Fixed Interest Contract	0.33
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,029.33	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Investor Class
Actual	$1,000.00	$1,027.69	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.79
Service Class
Actual	$1,000.00	$1,027.51	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.30
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares, and 1.04% for the Service Class shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
6,855,816	Empower Bond Index Fund Institutional Class(a)	$ 56,560,484
3,322,413	Empower Core Bond Fund Institutional Class(a)	27,841,819
4,038,529	Empower Global Bond Fund Institutional Class(a)	29,885,115
1,778,326	Empower High Yield Bond Fund Institutional Class(a)	15,987,150
7,956,346	Empower Inflation-Protected Securities Fund Institutional Class(a)	70,413,666
2,818,299	Empower Multi-Sector Bond Fund Institutional Class(a)	22,574,572
3,273,926	Empower Short Duration Bond Fund Institutional Class(a)	30,414,774

TOTAL BOND MUTUAL FUNDS — 46.43% (Cost $292,178,476)		$253,677,580
EQUITY MUTUAL FUNDS
382,258	American Century Real Estate Fund Class R6	8,807,217
1,000,197	DFA International Real Estate Securities Portfolio Institutional Class	3,710,730
181,637	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,939,887
853,981	Empower Emerging Markets Equity Fund Institutional Class(a)	6,712,294
1,472,569	Empower International Growth Fund Institutional Class(a)	11,648,021
2,686,117	Empower International Index Fund Institutional Class(a)	24,792,863
1,756,341	Empower International Value Fund Institutional Class(a)	13,154,996
2,668,793	Empower Large Cap Growth Fund Institutional Class(a)	20,896,647
3,354,010	Empower Large Cap Value Fund Institutional Class(a)	22,773,725
1,061,575	Empower Mid Cap Value Fund Institutional Class(a)	7,791,960
614,393	Empower Real Estate Index Fund Institutional Class(a)	4,724,684
Shares		Fair Value
Equity Mutual Funds — (continued)
5,726,477	Empower S&P 500® Index Fund Institutional Class(a)	$ 43,578,491
2,433,204	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	18,735,667
1,375,411	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	8,362,498
84,131	Empower Small Cap Growth Fund Institutional Class(a)	768,960
671,612	Empower Small Cap Value Fund Institutional Class(a)	4,419,210
1,524,232	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	8,962,482
713,882	Fidelity® Emerging Markets Index Fund Institutional Class	6,731,903
129,010	Janus Henderson Triton Fund Class N	3,216,216

TOTAL EQUITY MUTUAL FUNDS — 40.59% (Cost $252,954,510)		$221,728,451
Account Balance
FIXED INTEREST CONTRACT
71,131,884 (b)	Empower of America Contract(a) 1.50%(c)	71,131,884

TOTAL FIXED INTEREST CONTRACT — 13.02% (Cost $71,131,884)		$ 71,131,884
TOTAL INVESTMENTS — 100.04% (Cost $616,264,870)		$546,537,915
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (200,663)
TOTAL NET ASSETS — 100.00%		$546,337,252

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
4,949,803	Empower Bond Index Fund Institutional Class(a)	$ 40,835,872
2,397,966	Empower Core Bond Fund Institutional Class(a)	20,094,955
2,738,630	Empower Global Bond Fund Institutional Class(a)	20,265,860
1,288,073	Empower High Yield Bond Fund Institutional Class(a)	11,579,778
4,288,901	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,956,769
2,043,975	Empower Multi-Sector Bond Fund Institutional Class(a)	16,372,240
1,821,866	Empower Short Duration Bond Fund Institutional Class(a)	16,925,139

TOTAL BOND MUTUAL FUNDS — 44.20% (Cost $191,032,778)		$164,030,613
EQUITY MUTUAL FUNDS
263,153	American Century Real Estate Fund Class R6	6,063,052
718,164	DFA International Real Estate Securities Portfolio Institutional Class	2,664,387
137,771	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,471,393
701,871	Empower Emerging Markets Equity Fund Institutional Class(a)	5,516,709
1,145,932	Empower International Growth Fund Institutional Class(a)	9,064,322
2,104,985	Empower International Index Fund Institutional Class(a)	19,429,009
1,376,058	Empower International Value Fund Institutional Class(a)	10,306,678
1,973,620	Empower Large Cap Growth Fund Institutional Class(a)	15,453,447
2,472,895	Empower Large Cap Value Fund Institutional Class(a)	16,790,960
783,257	Empower Mid Cap Value Fund Institutional Class(a)	5,749,106
427,703	Empower Real Estate Index Fund Institutional Class(a)	3,289,035
Shares		Fair Value
Equity Mutual Funds — (continued)
4,235,008	Empower S&P 500® Index Fund Institutional Class(a)	$ 32,228,410
1,797,264	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	13,838,936
1,122,380	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	6,824,069
69,501	Empower Small Cap Growth Fund Institutional Class(a)	635,241
553,615	Empower Small Cap Value Fund Institutional Class(a)	3,642,783
1,128,961	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,638,289
585,337	Fidelity® Emerging Markets Index Fund Institutional Class	5,519,725
104,583	Janus Henderson Triton Fund Class N	2,607,264

TOTAL EQUITY MUTUAL FUNDS — 45.19% (Cost $206,086,750)		$167,732,815
Account Balance
FIXED INTEREST CONTRACT
39,510,646 (b)	Empower of America Contract(a) 1.50%(c)	39,510,646

TOTAL FIXED INTEREST CONTRACT — 10.65% (Cost $39,510,646)		$ 39,510,646
TOTAL INVESTMENTS — 100.04% (Cost $436,630,174)		$371,274,074
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (129,933)
TOTAL NET ASSETS — 100.00%		$371,144,141

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
17,020,413	Empower Bond Index Fund Institutional Class(a)	$ 140,418,409
8,226,281	Empower Core Bond Fund Institutional Class(a)	68,936,233
8,933,241	Empower Global Bond Fund Institutional Class(a)	66,105,983
4,410,852	Empower High Yield Bond Fund Institutional Class(a)	39,653,561
10,848,853	Empower Inflation-Protected Securities Fund Institutional Class(a)	96,012,348
6,983,565	Empower Multi-Sector Bond Fund Institutional Class(a)	55,938,352
4,851,819	Empower Short Duration Bond Fund Institutional Class(a)	45,073,399

TOTAL BOND MUTUAL FUNDS — 40.55% (Cost $594,547,717)		$ 512,138,285
EQUITY MUTUAL FUNDS
913,555	American Century Real Estate Fund Class R6	21,048,315
2,617,931	DFA International Real Estate Securities Portfolio Institutional Class	9,712,524
513,667	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,485,961
2,939,014	Empower Emerging Markets Equity Fund Institutional Class(a)	23,100,653
4,585,679	Empower International Growth Fund Institutional Class(a)	36,272,723
8,378,229	Empower International Index Fund Institutional Class(a)	77,331,049
5,470,352	Empower International Value Fund Institutional Class(a)	40,972,934
7,414,738	Empower Large Cap Growth Fund Institutional Class(a)	58,057,402
9,303,048	Empower Large Cap Value Fund Institutional Class(a)	63,167,696
2,950,520	Empower Mid Cap Value Fund Institutional Class(a)	21,656,818
Shares		Fair Value
Equity Mutual Funds — (continued)
1,465,517	Empower Real Estate Index Fund Institutional Class(a)	$ 11,269,826
15,916,677	Empower S&P 500® Index Fund Institutional Class(a)	121,125,909
6,755,737	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	52,019,178
4,642,560	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	28,226,764
291,922	Empower Small Cap Growth Fund Institutional Class(a)	2,668,163
2,280,626	Empower Small Cap Value Fund Institutional Class(a)	15,006,516
4,242,458	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	24,945,656
2,454,789	Fidelity® Emerging Markets Index Fund Institutional Class	23,148,660
440,236	Janus Henderson Triton Fund Class N	10,975,080

TOTAL EQUITY MUTUAL FUNDS — 51.16% (Cost $743,398,728)		$ 646,191,827
Account Balance
FIXED INTEREST CONTRACT
105,224,007 (b)	Empower of America Contract(a) 1.50%(c)	105,224,007

TOTAL FIXED INTEREST CONTRACT — 8.33% (Cost $105,224,007)		$ 105,224,007
TOTAL INVESTMENTS — 100.04% (Cost $1,443,170,452)		$1,263,554,119
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (473,797)
TOTAL NET ASSETS — 100.00%		$1,263,080,322

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
5,389,323	Empower Bond Index Fund Institutional Class(a)	$ 44,461,913
2,607,023	Empower Core Bond Fund Institutional Class(a)	21,846,857
2,716,187	Empower Global Bond Fund Institutional Class(a)	20,099,781
1,398,707	Empower High Yield Bond Fund Institutional Class(a)	12,574,374
2,490,828	Empower Inflation-Protected Securities Fund Institutional Class(a)	22,043,827
2,211,444	Empower Multi-Sector Bond Fund Institutional Class(a)	17,713,670
1,186,890	Empower Short Duration Bond Fund Institutional Class(a)	11,026,212

TOTAL BOND MUTUAL FUNDS — 34.62% (Cost $173,251,495)		$149,766,634
EQUITY MUTUAL FUNDS
316,973	American Century Real Estate Fund Class R6	7,303,049
956,242	DFA International Real Estate Securities Portfolio Institutional Class	3,547,659
200,700	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,143,476
1,265,565	Empower Emerging Markets Equity Fund Institutional Class(a)	9,947,338
1,891,358	Empower International Growth Fund Institutional Class(a)	14,960,641
3,448,318	Empower International Index Fund Institutional Class(a)	31,827,978
2,252,835	Empower International Value Fund Institutional Class(a)	16,873,734
2,888,812	Empower Large Cap Growth Fund Institutional Class(a)	22,619,399
3,621,794	Empower Large Cap Value Fund Institutional Class(a)	24,591,984
1,143,827	Empower Mid Cap Value Fund Institutional Class(a)	8,395,690
507,824	Empower Real Estate Index Fund Institutional Class(a)	3,905,165
Shares		Fair Value
Equity Mutual Funds — (continued)
6,185,740	Empower S&P 500® Index Fund Institutional Class(a)	$ 47,073,479
2,630,952	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	20,258,332
1,979,479	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	12,035,230
123,506	Empower Small Cap Growth Fund Institutional Class(a)	1,128,844
972,569	Empower Small Cap Value Fund Institutional Class(a)	6,399,501
1,648,937	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,695,748
1,055,564	Fidelity® Emerging Markets Index Fund Institutional Class	9,953,971
185,176	Janus Henderson Triton Fund Class N	4,616,451

TOTAL EQUITY MUTUAL FUNDS — 59.47% (Cost $310,988,323)		$257,277,669
Account Balance
FIXED INTEREST CONTRACT
25,734,709 (b)	Empower of America Contract(a) 1.50%(c)	25,734,709

TOTAL FIXED INTEREST CONTRACT — 5.95% (Cost $25,734,709)		$ 25,734,709
TOTAL INVESTMENTS — 100.04% (Cost $509,974,527)		$432,779,012
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (151,471)
TOTAL NET ASSETS — 100.00%		$432,627,541

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
12,933,131	Empower Bond Index Fund Institutional Class(a)	$ 106,698,332
6,263,225	Empower Core Bond Fund Institutional Class(a)	52,485,826
6,334,381	Empower Global Bond Fund Institutional Class(a)	46,874,419
3,367,553	Empower High Yield Bond Fund Institutional Class(a)	30,274,300
4,183,599	Empower Inflation-Protected Securities Fund Institutional Class(a)	37,024,855
5,319,968	Empower Multi-Sector Bond Fund Institutional Class(a)	42,612,945
2,189,257	Empower Short Duration Bond Fund Institutional Class(a)	20,338,196

TOTAL BOND MUTUAL FUNDS — 26.10% (Cost $391,113,067)		$ 336,308,873
EQUITY MUTUAL FUNDS
954,347	American Century Real Estate Fund Class R6	21,988,153
3,012,781	DFA International Real Estate Securities Portfolio Institutional Class	11,177,419
681,171	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,274,901
4,797,966	Empower Emerging Markets Equity Fund Institutional Class(a)	37,712,014
6,857,490	Empower International Growth Fund Institutional Class(a)	54,242,742
12,500,119	Empower International Index Fund Institutional Class(a)	115,376,099
8,179,401	Empower International Value Fund Institutional Class(a)	61,263,715
9,916,518	Empower Large Cap Growth Fund Institutional Class(a)	77,646,338
12,424,593	Empower Large Cap Value Fund Institutional Class(a)	84,362,986
3,941,594	Empower Mid Cap Value Fund Institutional Class(a)	28,931,303
Shares		Fair Value
Equity Mutual Funds — (continued)
1,528,258	Empower Real Estate Index Fund Institutional Class(a)	$ 11,752,305
21,284,846	Empower S&P 500® Index Fund Institutional Class(a)	161,977,680
9,037,669	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	69,590,051
7,394,457	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	44,958,300
466,743	Empower Small Cap Growth Fund Institutional Class(a)	4,266,033
3,643,666	Empower Small Cap Value Fund Institutional Class(a)	23,975,318
5,666,602	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	33,319,616
4,006,885	Fidelity® Emerging Markets Index Fund Institutional Class	37,784,923
692,210	Janus Henderson Triton Fund Class N	17,256,802

TOTAL EQUITY MUTUAL FUNDS — 70.24% (Cost $1,042,705,750)		$ 904,856,698
Account Balance
FIXED INTEREST CONTRACT
47,672,941 (b)	Empower of America Contract(a) 1.50%(c)	47,672,941

TOTAL FIXED INTEREST CONTRACT — 3.70% (Cost $47,672,941)		$ 47,672,941
TOTAL INVESTMENTS — 100.04% (Cost $1,481,491,758)		$1,288,838,512
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (502,713)
TOTAL NET ASSETS — 100.00%		$1,288,335,799

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
2,289,427	Empower Bond Index Fund Institutional Class(a)	$ 18,887,774
1,106,889	Empower Core Bond Fund Institutional Class(a)	9,275,728
1,092,365	Empower Global Bond Fund Institutional Class(a)	8,083,501
596,682	Empower High Yield Bond Fund Institutional Class(a)	5,364,169
476,509	Empower Inflation-Protected Securities Fund Institutional Class(a)	4,217,108
939,113	Empower Multi-Sector Bond Fund Institutional Class(a)	7,522,298
291,553	Empower Short Duration Bond Fund Institutional Class(a)	2,708,525

TOTAL BOND MUTUAL FUNDS — 17.34% (Cost $63,912,579)		$ 56,059,103
EQUITY MUTUAL FUNDS
244,928	American Century Real Estate Fund Class R6	5,643,145
803,386	DFA International Real Estate Securities Portfolio Institutional Class	2,980,562
193,155	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,062,901
1,483,603	Empower Emerging Markets Equity Fund Institutional Class(a)	11,661,118
2,029,286	Empower International Growth Fund Institutional Class(a)	16,051,649
3,702,852	Empower International Index Fund Institutional Class(a)	34,177,324
2,419,679	Empower International Value Fund Institutional Class(a)	18,123,396
2,783,174	Empower Large Cap Growth Fund Institutional Class(a)	21,792,255
3,501,600	Empower Large Cap Value Fund Institutional Class(a)	23,775,862
1,105,451	Empower Mid Cap Value Fund Institutional Class(a)	8,114,011
391,812	Empower Real Estate Index Fund Institutional Class(a)	3,013,033
Shares		Fair Value
Equity Mutual Funds — (continued)
5,964,285	Empower S&P 500® Index Fund Institutional Class(a)	$ 45,388,211
2,545,816	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	19,602,782
2,255,295	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	13,712,195
142,137	Empower Small Cap Growth Fund Institutional Class(a)	1,299,135
1,109,814	Empower Small Cap Value Fund Institutional Class(a)	7,302,574
1,591,900	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,360,373
1,239,448	Fidelity® Emerging Markets Index Fund Institutional Class	11,687,993
215,138	Janus Henderson Triton Fund Class N	5,363,386

TOTAL EQUITY MUTUAL FUNDS — 80.75% (Cost $313,947,549)		$261,111,905
Account Balance
FIXED INTEREST CONTRACT
6,292,596 (b)	Empower of America Contract(a) 1.50%(c)	6,292,596

TOTAL FIXED INTEREST CONTRACT — 1.95% (Cost $6,292,596)		$ 6,292,596
TOTAL INVESTMENTS — 100.04% (Cost $384,152,724)		$323,463,604
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (118,223)
TOTAL NET ASSETS — 100.00%		$323,345,381

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
4,007,290	Empower Bond Index Fund Institutional Class(a)	$ 33,060,146
1,935,585	Empower Core Bond Fund Institutional Class(a)	16,220,199
1,880,362	Empower Global Bond Fund Institutional Class(a)	13,914,682
1,040,864	Empower High Yield Bond Fund Institutional Class(a)	9,357,363
443,572	Empower Inflation-Protected Securities Fund Institutional Class(a)	3,925,615
1,648,042	Empower Multi-Sector Bond Fund Institutional Class(a)	13,200,815
367,944	Empower Short Duration Bond Fund Institutional Class(a)	3,418,196

TOTAL BOND MUTUAL FUNDS — 10.87% (Cost $107,936,011)		$ 93,097,016
EQUITY MUTUAL FUNDS
653,340	American Century Real Estate Fund Class R6	15,052,956
2,233,235	DFA International Real Estate Securities Portfolio Institutional Class	8,285,303
532,851	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,690,847
4,605,694	Empower Emerging Markets Equity Fund Institutional Class(a)	36,200,757
6,015,570	Empower International Growth Fund Institutional Class(a)	47,583,160
10,982,805	Empower International Index Fund Institutional Class(a)	101,371,291
7,178,380	Empower International Value Fund Institutional Class(a)	53,766,061
7,823,157	Empower Large Cap Growth Fund Institutional Class(a)	61,255,321
9,813,936	Empower Large Cap Value Fund Institutional Class(a)	66,636,628
3,105,370	Empower Mid Cap Value Fund Institutional Class(a)	22,793,414
1,048,193	Empower Real Estate Index Fund Institutional Class(a)	8,060,601
Shares		Fair Value
Equity Mutual Funds — (continued)
16,779,494	Empower S&P 500® Index Fund Institutional Class(a)	$127,691,946
7,126,987	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	54,877,801
6,824,034	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	41,490,129
431,903	Empower Small Cap Growth Fund Institutional Class(a)	3,947,595
3,360,017	Empower Small Cap Value Fund Institutional Class(a)	22,108,909
4,474,022	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,307,252
3,846,234	Fidelity® Emerging Markets Index Fund Institutional Class	36,269,986
640,129	Janus Henderson Triton Fund Class N	15,958,423

TOTAL EQUITY MUTUAL FUNDS — 88.24% (Cost $880,827,135)		$755,348,380
Account Balance
FIXED INTEREST CONTRACT
7,953,299 (b)	Empower of America Contract(a) 1.50%(c)	7,953,299

TOTAL FIXED INTEREST CONTRACT — 0.93% (Cost $7,953,299)		$ 7,953,299
TOTAL INVESTMENTS — 100.04% (Cost $996,716,445)		$856,398,695
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (337,576)
TOTAL NET ASSETS — 100.00%		$856,061,119

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
719,223	Empower Bond Index Fund Institutional Class(a)	$ 5,933,590
348,048	Empower Core Bond Fund Institutional Class(a)	2,916,642
329,457	Empower Global Bond Fund Institutional Class(a)	2,437,981
187,464	Empower High Yield Bond Fund Institutional Class(a)	1,685,299
20,651	Empower Inflation-Protected Securities Fund Institutional Class(a)	182,760
296,444	Empower Multi-Sector Bond Fund Institutional Class(a)	2,374,517
43,725	Empower Short Duration Bond Fund Institutional Class(a)	406,211

TOTAL BOND MUTUAL FUNDS — 7.85% (Cost $18,127,576)		$ 15,937,000
EQUITY MUTUAL FUNDS
158,238	American Century Real Estate Fund Class R6	3,645,805
557,928	DFA International Real Estate Securities Portfolio Institutional Class	2,069,913
128,309	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,370,338
1,206,516	Empower Emerging Markets Equity Fund Institutional Class(a)	9,483,216
1,512,606	Empower International Growth Fund Institutional Class(a)	11,964,718
2,762,152	Empower International Index Fund Institutional Class(a)	25,494,660
1,805,742	Empower International Value Fund Institutional Class(a)	13,525,007
1,870,217	Empower Large Cap Growth Fund Institutional Class(a)	14,643,799
2,337,008	Empower Large Cap Value Fund Institutional Class(a)	15,868,284
741,177	Empower Mid Cap Value Fund Institutional Class(a)	5,440,239
250,622	Empower Real Estate Index Fund Institutional Class(a)	1,927,285
Shares		Fair Value
Equity Mutual Funds — (continued)
4,012,387	Empower S&P 500® Index Fund Institutional Class(a)	$ 30,534,263
1,699,263	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	13,084,324
1,748,891	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	10,633,258
109,201	Empower Small Cap Growth Fund Institutional Class(a)	998,100
860,056	Empower Small Cap Value Fund Institutional Class(a)	5,659,171
1,066,597	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,271,591
1,006,900	Fidelity® Emerging Markets Index Fund Institutional Class	9,495,064
167,959	Janus Henderson Triton Fund Class N	4,187,217

TOTAL EQUITY MUTUAL FUNDS — 91.72% (Cost $222,879,036)		$186,296,252
Account Balance
FIXED INTEREST CONTRACT
955,288 (b)	Empower of America Contract(a) 1.50%(c)	955,288

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $955,288)		$ 955,288
TOTAL INVESTMENTS — 100.04% (Cost $241,961,900)		$203,188,540
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (74,423)
TOTAL NET ASSETS — 100.00%		$203,114,117

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
1,342,858	Empower Bond Index Fund Institutional Class(a)	$ 11,078,580
648,801	Empower Core Bond Fund Institutional Class(a)	5,436,953
635,140	Empower Global Bond Fund Institutional Class(a)	4,700,039
351,247	Empower High Yield Bond Fund Institutional Class(a)	3,157,713
549,865	Empower Multi-Sector Bond Fund Institutional Class(a)	4,404,416
67,174	Empower Short Duration Bond Fund Institutional Class(a)	624,044

TOTAL BOND MUTUAL FUNDS — 7.06% (Cost $34,181,512)		$ 29,401,745
EQUITY MUTUAL FUNDS
323,164	American Century Real Estate Fund Class R6	7,445,711
1,196,780	DFA International Real Estate Securities Portfolio Institutional Class	4,440,054
255,433	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,728,026
2,657,750	Empower Emerging Markets Equity Fund Institutional Class(a)	20,889,918
3,195,919	Empower International Growth Fund Institutional Class(a)	25,279,716
5,825,600	Empower International Index Fund Institutional Class(a)	53,770,291
3,804,528	Empower International Value Fund Institutional Class(a)	28,495,911
3,739,839	Empower Large Cap Growth Fund Institutional Class(a)	29,282,941
4,696,228	Empower Large Cap Value Fund Institutional Class(a)	31,887,391
1,479,899	Empower Mid Cap Value Fund Institutional Class(a)	10,862,460
520,298	Empower Real Estate Index Fund Institutional Class(a)	4,001,090
8,037,102	Empower S&P 500® Index Fund Institutional Class(a)	61,162,346
Shares		Fair Value
Equity Mutual Funds — (continued)
3,409,028	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 26,249,515
3,765,089	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	22,891,741
237,435	Empower Small Cap Growth Fund Institutional Class(a)	2,170,159
1,851,509	Empower Small Cap Value Fund Institutional Class(a)	12,182,928
2,137,453	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,568,223
2,217,941	Fidelity® Emerging Markets Index Fund Institutional Class	20,915,179
352,282	Janus Henderson Triton Fund Class N	8,782,380

TOTAL EQUITY MUTUAL FUNDS — 92.63% (Cost $450,283,635)		$386,005,980
Account Balance
FIXED INTEREST CONTRACT
1,456,839 (b)	Empower of America Contract(a) 1.50%(c)	1,456,839

TOTAL FIXED INTEREST CONTRACT — 0.35% (Cost $1,456,839)		$ 1,456,839
TOTAL INVESTMENTS — 100.04% (Cost $485,921,986)		$416,864,564
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (161,463)
TOTAL NET ASSETS — 100.00%		$416,703,101

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
BOND MUTUAL FUNDS
78,870	Empower Bond Index Fund Institutional Class(a)	$ 650,678
38,052	Empower Core Bond Fund Institutional Class(a)	318,878
39,736	Empower Global Bond Fund Institutional Class(a)	294,043
20,479	Empower High Yield Bond Fund Institutional Class(a)	184,106
32,424	Empower Multi-Sector Bond Fund Institutional Class(a)	259,720
3,924	Empower Short Duration Bond Fund Institutional Class(a)	36,451

TOTAL BOND MUTUAL FUNDS — 6.69% (Cost $1,900,642)		$ 1,743,876
EQUITY MUTUAL FUNDS
20,361	American Century Real Estate Fund Class R6	469,118
78,910	DFA International Real Estate Securities Portfolio Institutional Class	292,757
15,422	Empower Ariel Mid Cap Value Fund Institutional Class(a)	164,703
177,026	Empower Emerging Markets Equity Fund Institutional Class(a)	1,391,421
204,520	Empower International Growth Fund Institutional Class(a)	1,617,751
372,676	Empower International Index Fund Institutional Class(a)	3,439,797
243,357	Empower International Value Fund Institutional Class(a)	1,822,748
226,998	Empower Large Cap Growth Fund Institutional Class(a)	1,777,395
283,405	Empower Large Cap Value Fund Institutional Class(a)	1,924,318
89,797	Empower Mid Cap Value Fund Institutional Class(a)	659,110
32,848	Empower Real Estate Index Fund Institutional Class(a)	252,600
Shares		Fair Value
Equity Mutual Funds — (continued)
486,740	Empower S&P 500® Index Fund Institutional Class(a)	$ 3,704,091
206,221	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	1,587,904
243,407	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	1,479,913
15,151	Empower Small Cap Growth Fund Institutional Class(a)	138,483
119,420	Empower Small Cap Value Fund Institutional Class(a)	785,786
129,464	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	761,251
147,828	Fidelity® Emerging Markets Index Fund Institutional Class	1,394,020
22,498	Janus Henderson Triton Fund Class N	560,877

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $28,376,964)		$24,224,043
Account Balance
FIXED INTEREST CONTRACT
85,961 (b)	Empower of America Contract(a) 1.50%(c)	85,961

TOTAL FIXED INTEREST CONTRACT — 0.33% (Cost $85,961)		$ 85,961
TOTAL INVESTMENTS — 100.03% (Cost $30,363,567)		$26,053,880
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (8,356)
TOTAL NET ASSETS — 100.00%		$26,045,524

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2022. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$524,071,849	$354,419,646	$1,198,669,540
Investments at fair value, unaffiliated(b)	22,466,066	16,854,428	64,884,579
Dividends receivable	11,597	8,694	31,571
Subscriptions receivable	339,803	351,979	784,983
Receivable for investments sold	1,279,950	998,542	4,445,826
Total Assets	548,169,265	372,633,289	1,268,816,499
LIABILITIES:
Payable for distribution fees	15,569	1,531	45,563
Payable for investments purchased	11,598	181,392	174,266
Payable for shareholder services fees	150,007	101,600	327,243
Payable to investment adviser	35,086	26,799	100,510
Redemptions payable	1,619,753	1,177,826	5,088,595
Total Liabilities	1,832,013	1,489,148	5,736,177
NET ASSETS	$546,337,252	$371,144,141	$1,263,080,322
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,826,491	$3,948,962	$11,625,067
Paid-in capital in excess of par	624,308,685	440,484,761	1,461,741,136
Undistributed/accumulated deficit	(82,797,924)	(73,289,582)	(210,285,881)
NET ASSETS	$546,337,252	$371,144,141	$1,263,080,322
NET ASSETS BY CLASS
Investor Class	$311,877,558	$319,793,042	$541,299,622
Service Class	$182,845,009	$17,343,363	$541,409,603
Institutional Class	$51,614,685	$34,007,736	$180,371,097
CAPITAL STOCK:
Authorized
Investor Class	230,000,000	210,000,000	250,000,000
Service Class	120,000,000	25,000,000	235,000,000
Institutional Class	30,000,000	22,000,000	130,000,000
Issued and Outstanding
Investor Class	25,850,700	34,045,441	43,218,629
Service Class	15,199,144	1,826,102	43,304,296
Institutional Class	7,215,069	3,618,079	29,727,749
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.06	$9.39	$12.52
Service Class	$12.03	$9.50	$12.50
Institutional Class	$7.15	$9.40	$6.07
(a) Cost of investments, affiliated	$588,027,281	$415,027,223	$1,361,913,394
(b) Cost of investments, unaffiliated	$28,237,589	$21,602,951	$81,257,058
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$407,357,882	$1,200,631,215	$297,788,518
Investments at fair value, unaffiliated(b)	25,421,130	88,207,297	25,675,086
Dividends receivable	11,158	32,846	8,023
Subscriptions receivable	1,397,829	949,124	653,601
Receivable for investments sold	3,083,186	5,859,308	3,064,982
Total Assets	437,271,185	1,295,679,790	327,190,210
LIABILITIES:
Payable for distribution fees	3,182	51,157	2,393
Payable for investments purchased	1,345,294	114,268	369,088
Payable for shareholder services fees	111,052	331,607	84,198
Payable to investment adviser	37,236	119,949	31,632
Redemptions payable	3,146,880	6,727,010	3,357,518
Total Liabilities	4,643,644	7,343,991	3,844,829
NET ASSETS	$432,627,541	$1,288,335,799	$323,345,381
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,518,674	$12,473,467	$3,440,606
Paid-in capital in excess of par	516,022,362	1,499,531,345	389,089,923
Undistributed/accumulated deficit	(87,913,495)	(223,669,013)	(69,185,148)
NET ASSETS	$432,627,541	$1,288,335,799	$323,345,381
NET ASSETS BY CLASS
Investor Class	$332,603,669	$487,895,772	$252,781,112
Service Class	$35,169,125	$607,917,418	$25,727,886
Institutional Class	$64,854,747	$192,522,609	$44,836,383
CAPITAL STOCK:
Authorized
Investor Class	205,000,000	220,000,000	140,000,000
Service Class	20,000,000	230,000,000	35,000,000
Institutional Class	75,000,000	140,000,000	20,000,000
Issued and Outstanding
Investor Class	34,780,605	39,912,102	26,956,045
Service Class	3,636,380	50,515,300	2,708,094
Institutional Class	6,769,756	34,307,263	4,741,921
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.56	$12.22	$9.38
Service Class	$9.67	$12.03	$9.50
Institutional Class	$9.58	$5.61	$9.46
(a) Cost of investments, affiliated	$477,619,028	$1,371,047,573	$351,907,864
(b) Cost of investments, unaffiliated	$32,355,499	$110,444,185	$32,244,860
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$780,832,027	$183,790,541	$375,281,240
Investments at fair value, unaffiliated(b)	75,566,668	19,397,999	41,583,324
Dividends receivable	20,808	5,122	10,871
Subscriptions receivable	908,782	282,142	736,675
Receivable for investments sold	3,206,995	4,085,986	4,797,834
Total Assets	860,535,280	207,561,790	422,409,944
LIABILITIES:
Payable for distribution fees	33,451	2,245	19,559
Payable for investments purchased	143,167	182,673	71,144
Payable for shareholder services fees	217,700	51,213	98,838
Payable to investment adviser	86,422	20,965	42,998
Redemptions payable	3,993,421	4,190,577	5,474,304
Total Liabilities	4,474,161	4,447,673	5,706,843
NET ASSETS	$856,061,119	$203,114,117	$416,703,101
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,508,174	$2,077,247	$4,139,821
Paid-in capital in excess of par	1,014,326,227	243,278,865	499,178,903
Undistributed/accumulated deficit	(166,773,282)	(42,241,995)	(86,615,623)
NET ASSETS	$856,061,119	$203,114,117	$416,703,101
NET ASSETS BY CLASS
Investor Class	$322,378,762	$144,747,209	$93,973,003
Service Class	$397,178,756	$22,871,690	$230,634,869
Institutional Class	$136,503,601	$35,495,218	$92,095,229
CAPITAL STOCK:
Authorized
Investor Class	135,000,000	65,000,000	35,000,000
Service Class	170,000,000	35,000,000	105,000,000
Institutional Class	110,000,000	15,000,000	105,000,000
Issued and Outstanding
Investor Class	26,525,501	14,834,552	6,181,992
Service Class	34,322,520	2,318,073	15,758,636
Institutional Class	24,233,719	3,619,847	19,457,581
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.15	$9.76	$15.20
Service Class	$11.57	$9.87	$14.64
Institutional Class	$5.63	$9.81	$4.73
(a) Cost of investments, affiliated	$901,467,760	$217,874,521	$433,931,142
(b) Cost of investments, unaffiliated	$95,248,685	$24,087,379	$51,990,844
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$23,337,108
Investments at fair value, unaffiliated(b)	2,716,772
Dividends receivable	698
Subscriptions receivable	179,545
Receivable for investments sold	14,839
Total Assets	26,248,962
LIABILITIES:
Payable for distribution fees	68
Payable for investments purchased	180,083
Payable for shareholder services fees	5,735
Payable to investment adviser	2,552
Redemptions payable	15,000
Total Liabilities	203,438
NET ASSETS	$26,045,524
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$280,776
Paid-in capital in excess of par	30,496,411
Undistributed/accumulated deficit	(4,731,663)
NET ASSETS	$26,045,524
NET ASSETS BY CLASS
Investor Class	$18,430,225
Service Class	$829,765
Institutional Class	$6,785,534
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	1,990,041
Service Class	89,135
Institutional Class	728,579
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.26
Service Class	$9.31
Institutional Class	$9.31
(a) Cost of investments, affiliated	$27,210,630
(b) Cost of investments, unaffiliated	$3,152,937
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,038,127	$540,765	$1,445,163
Dividends, affiliated	13,680,580	8,683,073	29,031,197
Dividends, unaffiliated	447,995	323,383	1,216,184
Total Income	15,166,702	9,547,221	31,692,544
EXPENSES:
Management fees	751,330	481,627	1,668,283
Shareholder services fees – Investor Class	1,244,624	1,201,945	2,041,111
Shareholder services fees – Service Class	754,372	71,301	2,177,068
Shareholder services fees – Class L(a)	15	496	70
Distribution fees – Service Class	214,820	20,310	619,969
Distribution fees – Class L(a)	10	351	50
Total Expenses	2,965,171	1,776,030	6,506,551
Less management fees waived	267,732	139,244	372,080
Net Expenses	2,697,439	1,636,786	6,134,471
NET INVESTMENT INCOME	12,469,263	7,910,435	25,558,073
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(1,605,330)	(1,113,316)	(3,751,235)
Net realized gain on investments, unaffiliated	1,017,530	66,165	802,126
Realized gain distributions received, affiliated	12,810,477	9,054,418	33,462,765
Realized gain distributions received, unaffiliated	889,339	639,437	2,289,166
Net Realized Gain	13,112,016	8,646,704	32,802,822
Net change in unrealized depreciation on investments, affiliated	(104,717,169)	(69,603,586)	(254,912,819)
Net change in unrealized depreciation on investments, unaffiliated	(10,080,123)	(6,357,637)	(24,958,193)
Net Change in Unrealized Depreciation	(114,797,292)	(75,961,223)	(279,871,012)
Net Realized and Unrealized Loss	(101,685,276)	(67,314,519)	(247,068,190)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(89,216,013)	$(59,404,084)	$(221,510,117)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$327,700	$605,984	$74,368
Dividends, affiliated	9,301,488	27,070,019	6,389,963
Dividends, unaffiliated	460,921	1,591,369	448,988
Total Income	10,090,109	29,267,372	6,913,319
EXPENSES:
Management fees	537,897	1,651,523	390,783
Shareholder services fees – Investor Class	1,185,851	1,721,877	852,499
Shareholder services fees – Service Class	145,816	2,393,869	113,702
Shareholder services fees – Class L(a)	52	434	84
Distribution fees – Service Class	41,553	681,710	32,399
Distribution fees – Class L(a)	37	307	59
Total Expenses	1,911,206	6,449,720	1,389,526
Less management fees waived	84,153	155,709	19,038
Net Expenses	1,827,053	6,294,011	1,370,488
NET INVESTMENT INCOME	8,263,056	22,973,361	5,542,831
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(4,140,954)	(11,925,080)	(2,407,512)
Net realized loss on investments, unaffiliated	(432,621)	(1,750,154)	(955,667)
Realized gain distributions received, affiliated	12,582,430	42,964,517	11,940,831
Realized gain distributions received, unaffiliated	849,035	2,729,095	744,071
Net Realized Gain	8,857,890	32,018,378	9,321,723
Net change in unrealized depreciation on investments, affiliated	(83,126,978)	(274,328,975)	(67,215,761)
Net change in unrealized depreciation on investments, unaffiliated	(8,259,572)	(29,078,932)	(7,082,021)
Net Change in Unrealized Depreciation	(91,386,550)	(303,407,907)	(74,297,782)
Net Realized and Unrealized Loss	(82,528,660)	(271,389,529)	(64,976,059)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,265,604)	$(248,416,168)	$(59,433,228)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$96,258	$10,784	$18,529
Dividends, affiliated	16,805,243	3,838,683	7,926,567
Dividends, unaffiliated	1,337,392	336,643	737,128
Total Income	18,238,893	4,186,110	8,682,224
EXPENSES:
Management fees	1,082,440	235,889	518,879
Shareholder services fees – Investor Class	1,085,357	450,032	299,525
Shareholder services fees – Service Class	1,583,040	103,116	884,424
Shareholder services fees – Class L(a)	86	64	43
Distribution fees – Service Class	450,791	29,368	251,884
Distribution fees – Class L(a)	61	45	30
Total Expenses	4,201,775	818,514	1,954,785
Less management fees waived	24,692	2,753	4,758
Net Expenses	4,177,083	815,761	1,950,027
NET INVESTMENT INCOME	14,061,810	3,370,349	6,732,197
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(13,044,695)	(1,448,230)	(5,086,677)
Net realized loss on investments, unaffiliated	(2,196,683)	(741,858)	(1,508,935)
Realized gain distributions received, affiliated	33,899,090	8,182,569	16,734,912
Realized gain distributions received, unaffiliated	2,088,242	523,809	1,091,835
Net Realized Gain	20,745,954	6,516,290	11,231,135
Net change in unrealized depreciation on investments, affiliated	(188,220,623)	(41,442,381)	(91,374,579)
Net change in unrealized depreciation on investments, unaffiliated	(22,654,778)	(4,825,603)	(11,583,595)
Net Change in Unrealized Depreciation	(210,875,401)	(46,267,984)	(102,958,174)
Net Realized and Unrealized Loss	(190,129,447)	(39,751,694)	(91,727,039)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(176,067,637)	$(36,381,345)	$(84,994,842)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$849
Dividends, affiliated	439,784
Dividends, unaffiliated	43,072
Total Income	483,705
EXPENSES:
Management fees	24,311
Shareholder services fees – Investor Class	52,480
Shareholder services fees – Service Class	2,748
Distribution fees – Service Class	772
Total Expenses	80,311
Less amount waived by distributor - Service Class	11
Less management fees waived	215
Net Expenses	80,085
NET INVESTMENT INCOME	403,620
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(985,122)
Net realized loss on investments, unaffiliated	(234,443)
Realized gain distributions received, affiliated	968,311
Realized gain distributions received, unaffiliated	67,597
Net Realized Loss	(183,657)
Net change in unrealized depreciation on investments, affiliated	(3,192,568)
Net change in unrealized depreciation on investments, unaffiliated	(355,697)
Net Change in Unrealized Depreciation	(3,548,265)
Net Realized and Unrealized Loss	(3,731,922)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,328,302)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2015 Fund	2022	2021
OPERATIONS:
Net investment income	$12,469,263	$16,367,443
Net realized gain	13,112,016	52,505,852
Net change in unrealized depreciation	(114,797,292)	(6,551,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(89,216,013)	62,321,433
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(24,638,025)	(32,157,871)
Service Class	(14,534,288)	(21,025,926)
Class L(a)	-	(12,000)
Institutional Class	(6,898,563)	(7,820,383)
From Net Investment Income and Net Realized Gains	(46,070,876)	(61,016,180)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	69,192,254	124,312,455
Service Class	21,568,964	34,233,325
Class L(a)	-	44,617
Institutional Class	16,837,231	8,227,347
Shares issued in reinvestment of distributions
Investor Class	24,638,025	32,157,871
Service Class	14,534,288	21,025,926
Class L(a)	-	12,000
Institutional Class	6,898,563	7,820,383
Shares redeemed
Investor Class	(128,971,604)	(104,345,689)
Service Class	(75,948,195)	(119,097,269)
Class L(a)	(13,004)	(673,545)
Institutional Class	(19,177,171)	(24,425,687)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(70,440,649)	(20,708,266)
Total Decrease in Net Assets	(205,727,538)	(19,403,013)
NET ASSETS:
Beginning of year	752,064,790	771,467,803
End of year	$546,337,252	$752,064,790
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,189,558	8,064,461
Service Class	1,635,939	2,246,001
Class L(a)	-	4,112
Institutional Class	1,982,038	827,123
Shares issued in reinvestment of distributions
Investor Class	1,985,612	2,132,533
Service Class	1,175,274	1,398,158
Class L(a)	-	1,119
Institutional Class	922,218	819,646
Shares redeemed
Investor Class	(9,800,694)	(6,804,655)
Service Class	(5,744,927)	(7,822,422)
Class L(a)	(1,362)	(61,514)
Institutional Class	(2,333,122)	(2,453,860)
Net Decrease	(4,989,466)	(1,649,298)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2020 Fund	2022	2021
OPERATIONS:
Net investment income	$7,910,435	$10,155,027
Net realized gain	8,646,704	32,623,016
Net change in unrealized depreciation	(75,961,223)	(9,449,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,404,084)	33,328,277
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(25,904,876)	(29,013,958)
Service Class	(1,457,910)	(1,828,507)
Class L(a)	-	(33,290)
Institutional Class	(3,020,659)	(3,604,568)
From Net Investment Income and Net Realized Gains	(30,383,445)	(34,480,323)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	185,869,283	283,803,469
Service Class	4,556,545	4,109,713
Class L(a)	9,450	40,819
Institutional Class	5,915,317	8,420,954
Shares issued in reinvestment of distributions
Investor Class	25,904,876	29,013,958
Service Class	1,457,910	1,828,507
Class L(a)	-	33,290
Institutional Class	3,020,659	3,604,568
Shares redeemed
Investor Class	(207,707,497)	(169,772,432)
Service Class	(8,900,700)	(12,404,545)
Class L(a)	(450,091)	(25,373)
Institutional Class	(12,501,838)	(14,229,124)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,826,086)	134,423,804
Total Increase (Decrease) in Net Assets	(92,613,615)	133,271,758
NET ASSETS:
Beginning of year	463,757,756	330,485,998
End of year	$371,144,141	$463,757,756
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	17,781,147	23,408,274
Service Class	431,437	339,279
Class L(a)	837	3,366
Institutional Class	571,286	697,594
Shares issued in reinvestment of distributions
Investor Class	2,681,066	2,442,287
Service Class	149,221	152,446
Class L(a)	-	2,766
Institutional Class	311,661	302,460
Shares redeemed
Investor Class	(19,962,686)	(14,077,237)
Service Class	(848,147)	(1,024,559)
Class L(a)	(41,132)	(2,072)
Institutional Class	(1,190,509)	(1,183,437)
Net Increase (Decrease)	(115,819)	11,061,167
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2025 Fund	2022	2021
OPERATIONS:
Net investment income	$25,558,073	$36,829,355
Net realized gain	32,802,822	134,988,609
Net change in unrealized depreciation	(279,871,012)	(13,121,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	(221,510,117)	158,696,778
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(40,262,548)	(55,387,668)
Service Class	(41,049,429)	(66,794,333)
Class L(a)	-	(152,926)
Institutional Class	(28,030,806)	(30,931,686)
From Net Investment Income and Net Realized Gains	(109,342,783)	(153,266,613)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	215,011,755	297,528,206
Service Class	81,742,140	110,236,785
Class L(a)	280	198,741
Institutional Class	69,231,161	73,052,550
Shares issued in reinvestment of distributions
Investor Class	40,262,548	55,387,668
Service Class	41,049,429	66,794,333
Class L(a)	-	152,926
Institutional Class	28,030,806	30,931,686
Shares redeemed
Investor Class	(236,976,535)	(206,642,339)
Service Class	(203,476,478)	(329,313,852)
Class L(a)	(64,775)	(2,928,394)
Institutional Class	(49,184,503)	(104,246,584)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,374,172)	(8,848,274)
Total Decrease in Net Assets	(345,227,072)	(3,418,109)
NET ASSETS:
Beginning of year	1,608,307,394	1,611,725,503
End of year	$1,263,080,322	$1,608,307,394
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,484,208	18,257,456
Service Class	5,945,017	6,834,801
Class L(a)	31	19,172
Institutional Class	9,313,879	8,019,337
Shares issued in reinvestment of distributions
Investor Class	3,139,155	3,476,372
Service Class	3,206,710	4,198,711
Class L(a)	-	14,865
Institutional Class	4,408,677	3,626,508
Shares redeemed
Investor Class	(17,282,952)	(12,713,804)
Service Class	(14,849,872)	(20,389,790)
Class L(a)	(7,206)	(286,466)
Institutional Class	(6,928,449)	(11,341,566)
Net Increase (Decrease)	2,429,198	(284,404)
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2030 Fund	2022	2021
OPERATIONS:
Net investment income	$8,263,056	$11,729,437
Net realized gain	8,857,890	40,077,592
Net change in unrealized depreciation	(91,386,550)	(7,659,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,265,604)	44,147,700
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(28,205,628)	(30,660,603)
Service Class	(3,281,243)	(3,844,812)
Class L(a)	-	(3,980)
Institutional Class	(5,944,013)	(6,679,258)
From Net Investment Income and Net Realized Gains	(37,430,884)	(41,188,653)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	164,339,851	224,155,248
Service Class	16,883,718	11,866,985
Class L(a)	57	6,133
Institutional Class	19,564,992	19,531,128
Shares issued in reinvestment of distributions
Investor Class	28,205,628	30,660,603
Service Class	3,281,243	3,844,812
Class L(a)	-	3,980
Institutional Class	5,944,013	6,679,258
Shares redeemed
Investor Class	(143,678,001)	(114,921,994)
Service Class	(21,013,146)	(17,004,026)
Class L(a)	(49,505)	(65)
Institutional Class	(20,722,040)	(16,679,507)
Net Increase in Net Assets Resulting from Capital Share Transactions	52,756,810	148,142,555
Total Increase (Decrease) in Net Assets	(58,939,678)	151,101,602
NET ASSETS:
Beginning of year	491,567,219	340,465,617
End of year	$432,627,541	$491,567,219
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,438,699	17,631,739
Service Class	1,555,933	936,035
Class L(a)	5	470
Institutional Class	1,810,574	1,546,098
Shares issued in reinvestment of distributions
Investor Class	2,872,987	2,465,768
Service Class	330,571	306,185
Class L(a)	-	315
Institutional Class	603,223	535,057
Shares redeemed
Investor Class	(13,652,486)	(9,072,847)
Service Class	(2,010,453)	(1,337,378)
Class L(a)	(4,113)	(5)
Institutional Class	(1,922,620)	(1,324,859)
Net Increase	5,022,320	11,686,578
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2035 Fund	2022	2021
OPERATIONS:
Net investment income	$22,973,361	$40,470,030
Net realized gain	32,018,378	144,394,886
Net change in unrealized appreciation (depreciation)	(303,407,907)	17,488,146
Net Increase (Decrease) in Net Assets Resulting from Operations	(248,416,168)	202,353,062
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(38,129,847)	(48,623,318)
Service Class	(49,272,953)	(78,387,887)
Class L(a)	-	(120,771)
Institutional Class	(33,932,747)	(37,469,622)
From Net Investment Income and Net Realized Gains	(121,335,547)	(164,601,598)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	179,796,754	193,903,193
Service Class	100,572,722	142,648,252
Class L(a)	10,747	225,848
Institutional Class	68,985,708	48,590,638
Shares issued in reinvestment of distributions
Investor Class	38,129,847	48,623,318
Service Class	49,272,953	78,387,887
Class L(a)	-	120,771
Institutional Class	33,932,747	37,469,622
Shares redeemed
Investor Class	(155,266,263)	(126,870,470)
Service Class	(214,007,871)	(343,440,647)
Class L(a)	(392,036)	(1,241,040)
Institutional Class	(51,358,363)	(73,944,012)
Net Increase in Net Assets Resulting from Capital Share Transactions	49,676,945	4,473,360
Total Increase (Decrease) in Net Assets	(320,074,770)	42,224,824
NET ASSETS:
Beginning of year	1,608,410,569	1,566,185,745
End of year	$1,288,335,799	$1,608,410,569
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,438,580	11,870,288
Service Class	7,560,926	8,951,349
Class L(a)	1,183	21,851
Institutional Class	9,846,070	5,524,892
Shares issued in reinvestment of distributions
Investor Class	3,055,054	3,040,032
Service Class	4,013,081	4,973,480
Class L(a)	-	11,932
Institutional Class	5,772,269	4,531,910
Shares redeemed
Investor Class	(11,611,317)	(7,806,266)
Service Class	(15,929,892)	(21,604,257)
Class L(a)	(44,835)	(122,282)
Institutional Class	(7,795,153)	(8,321,516)
Net Increase	8,305,966	1,071,413
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2040 Fund	2022	2021
OPERATIONS:
Net investment income	$5,542,831	$9,464,421
Net realized gain	9,321,723	33,433,941
Net change in unrealized depreciation	(74,297,782)	(2,498,156)
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,433,228)	40,400,206
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(24,049,938)	(24,409,304)
Service Class	(2,834,593)	(3,671,227)
Class L(a)	-	(7,329)
Institutional Class	(4,908,182)	(5,656,900)
From Net Investment Income and Net Realized Gains	(31,792,713)	(33,744,760)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	122,903,914	148,668,921
Service Class	13,414,070	12,013,449
Class L(a)	907	7,053
Institutional Class	13,890,877	14,724,372
Shares issued in reinvestment of distributions
Investor Class	24,049,938	24,409,304
Service Class	2,834,593	3,671,227
Class L(a)	-	7,329
Institutional Class	4,908,182	5,656,900
Shares redeemed
Investor Class	(87,189,525)	(71,570,620)
Service Class	(19,491,310)	(19,599,467)
Class L(a)	(74,851)	-
Institutional Class	(17,954,984)	(11,008,990)
Net Increase in Net Assets Resulting from Capital Share Transactions	57,291,811	106,979,478
Total Increase (Decrease) in Net Assets	(33,934,130)	113,634,924
NET ASSETS:
Beginning of year	357,279,511	243,644,587
End of year	$323,345,381	$357,279,511
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,762,506	11,505,550
Service Class	1,237,295	931,655
Class L(a)	77	531
Institutional Class	1,294,398	1,133,960
Shares issued in reinvestment of distributions
Investor Class	2,501,138	1,931,854
Service Class	290,977	287,238
Class L(a)	-	570
Institutional Class	504,832	443,831
Shares redeemed
Investor Class	(8,346,776)	(5,552,954)
Service Class	(1,867,441)	(1,519,152)
Class L(a)	(6,584)	-
Institutional Class	(1,712,517)	(851,699)
Net Increase	5,657,905	8,311,384
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2045 Fund	2022	2021
OPERATIONS:
Net investment income	$14,061,810	$28,534,380
Net realized gain	20,745,954	106,527,405
Net change in unrealized appreciation (depreciation)	(210,875,401)	15,345,532
Net Increase (Decrease) in Net Assets Resulting from Operations	(176,067,637)	150,407,317
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(26,910,467)	(30,073,798)
Service Class	(36,894,789)	(56,847,249)
Class L(a)	-	(73,198)
Institutional Class	(25,567,552)	(27,893,094)
From Net Investment Income and Net Realized Gains	(89,372,808)	(114,887,339)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	136,946,458	133,294,012
Service Class	87,160,339	105,891,333
Class L(a)	1,017	406,198
Institutional Class	45,572,813	36,598,457
Shares issued in reinvestment of distributions
Investor Class	26,910,467	30,073,798
Service Class	36,894,789	56,847,249
Class L(a)	-	73,198
Institutional Class	25,567,552	27,893,094
Shares redeemed
Investor Class	(82,160,976)	(72,803,779)
Service Class	(170,265,088)	(211,001,953)
Class L(a)	(76,946)	(1,201,719)
Institutional Class	(33,453,365)	(56,820,902)
Net Increase in Net Assets Resulting from Capital Share Transactions	73,097,060	49,248,986
Total Increase (Decrease) in Net Assets	(192,343,385)	84,768,964
NET ASSETS:
Beginning of year	1,048,404,504	963,635,540
End of year	$856,061,119	$1,048,404,504
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,151,713	8,032,758
Service Class	6,731,390	6,731,288
Class L(a)	107	39,086
Institutional Class	6,572,660	4,013,498
Shares issued in reinvestment of distributions
Investor Class	2,174,862	1,847,534
Service Class	3,130,500	3,649,858
Class L(a)	-	6,897
Institutional Class	4,345,258	3,261,762
Shares redeemed
Investor Class	(6,123,115)	(4,399,288)
Service Class	(13,066,813)	(13,420,727)
Class L(a)	(8,407)	(115,279)
Institutional Class	(5,141,451)	(6,188,101)
Net Increase	8,766,704	3,459,286
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2050 Fund	2022	2021
OPERATIONS:
Net investment income	$3,370,349	$5,586,828
Net realized gain	6,516,290	20,276,755
Net change in unrealized depreciation	(46,267,984)	(2,309,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,381,345)	23,553,609
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,965,545)	(11,987,120)
Service Class	(2,514,738)	(3,409,430)
Class L(a)	-	(5,884)
Institutional Class	(3,699,021)	(4,438,597)
From Net Investment Income and Net Realized Gains	(19,179,304)	(19,841,031)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	78,847,077	79,153,562
Service Class	13,029,866	11,119,842
Class L(a)	109	9,997
Institutional Class	13,713,359	11,298,630
Shares issued in reinvestment of distributions
Investor Class	12,965,545	11,987,120
Service Class	2,514,738	3,409,430
Class L(a)	-	5,884
Institutional Class	3,699,021	4,438,597
Shares redeemed
Investor Class	(35,042,238)	(29,362,459)
Service Class	(18,228,038)	(17,214,236)
Class L(a)	(56,931)	-
Institutional Class	(14,342,208)	(8,917,690)
Net Increase in Net Assets Resulting from Capital Share Transactions	57,100,300	65,928,677
Total Increase in Net Assets	1,539,651	69,641,255
NET ASSETS:
Beginning of year	201,574,466	131,933,211
End of year	$203,114,117	$201,574,466
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,187,681	5,818,290
Service Class	1,167,215	822,609
Class L(a)	9	716
Institutional Class	1,245,920	835,572
Shares issued in reinvestment of distributions
Investor Class	1,300,035	907,427
Service Class	249,535	255,301
Class L(a)	-	439
Institutional Class	368,042	333,804
Shares redeemed
Investor Class	(3,217,615)	(2,163,555)
Service Class	(1,694,869)	(1,277,026)
Class L(a)	(4,839)	-
Institutional Class	(1,337,045)	(662,692)
Net Increase	5,264,069	4,870,885
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2055 Fund	2022	2021
OPERATIONS:
Net investment income	$6,732,197	$13,745,075
Net realized gain	11,231,135	51,693,028
Net change in unrealized appreciation (depreciation)	(102,958,174)	6,502,678
Net Increase (Decrease) in Net Assets Resulting from Operations	(84,994,842)	71,940,781
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,626,660)	(6,901,598)
Service Class	(17,513,652)	(26,557,849)
Class L(a)	-	(43,888)
Institutional Class	(21,258,396)	(22,228,578)
From Net Investment Income and Net Realized Gains	(45,398,708)	(55,731,913)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	50,046,106	47,083,583
Service Class	78,965,636	89,429,131
Class L(a)	-	256,002
Institutional Class	37,025,210	30,279,885
Shares issued in reinvestment of distributions
Investor Class	6,626,660	6,901,598
Service Class	17,513,652	26,557,849
Class L(a)	-	43,888
Institutional Class	21,258,396	22,228,578
Shares redeemed
Investor Class	(25,688,438)	(26,895,578)
Service Class	(106,746,526)	(128,993,605)
Class L(a)	(37,769)	(614,618)
Institutional Class	(27,269,781)	(42,353,480)
Net Increase in Net Assets Resulting from Capital Share Transactions	51,693,146	23,923,233
Total Increase (Decrease) in Net Assets	(78,700,404)	40,132,101
NET ASSETS:
Beginning of year	495,403,505	455,271,404
End of year	$416,703,101	$495,403,505
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,978,089	2,310,274
Service Class	4,906,021	4,589,167
Class L(a)	-	25,569
Institutional Class	6,212,120	3,624,682
Shares issued in reinvestment of distributions
Investor Class	429,981	343,250
Service Class	1,181,198	1,367,606
Class L(a)	-	4,413
Institutional Class	4,259,464	2,912,136
Shares redeemed
Investor Class	(1,535,267)	(1,318,821)
Service Class	(6,559,181)	(6,627,329)
Class L(a)	(4,472)	(62,586)
Institutional Class	(4,885,339)	(5,030,520)
Net Increase	6,982,614	2,137,841
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower Lifetime 2060 Fund	2022	2021
OPERATIONS:
Net investment income	$403,620	$490,469
Net realized gain (loss)	(183,657)	2,170,813
Net change in unrealized depreciation	(3,548,265)	(1,151,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,328,302)	1,510,064
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,378,574)	(1,079,086)
Service Class	(66,750)	(60,750)
Institutional Class	(469,938)	(260,498)
From Net Investment Income and Net Realized Gains	(1,915,262)	(1,400,334)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	13,238,634	16,353,958
Service Class	219,716	670,792
Institutional Class	6,347,947	1,889,136
Shares issued in reinvestment of distributions
Investor Class	1,378,574	1,079,086
Service Class	66,750	60,750
Institutional Class	469,938	260,498
Shares redeemed
Investor Class	(6,454,237)	(6,636,812)
Service Class	(49,374)	(42,108)
Institutional Class	(2,103,907)	(889,474)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,114,041	12,745,826
Total Increase in Net Assets	7,870,477	12,855,556
NET ASSETS:
Beginning of year	18,175,047	5,319,491
End of year	$26,045,524	$18,175,047
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,302,352	1,303,964
Service Class	21,383	55,720
Institutional Class	621,852	150,399
Shares issued in reinvestment of distributions
Investor Class	146,693	87,653
Service Class	7,069	4,908
Institutional Class	49,665	21,070
Shares redeemed
Investor Class	(617,592)	(524,835)
Service Class	(5,040)	(3,441)
Institutional Class	(208,280)	(70,911)
Net Increase	1,318,102	1,024,527
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$14.83	0.26	(2.07)	(1.81)	(0.26)	(0.70)	(0.96)	$12.06	(12.27%)
12/31/2021	$14.77	0.35	0.90	1.25	(0.33)	(0.86)	(1.19)	$14.83	8.48%
12/31/2020	$13.77	0.47	1.02	1.49	(0.25)	(0.24)	(0.49)	$14.77	11.00%
12/31/2019	$12.72	0.27	1.63	1.90	(0.20)	(0.65)	(0.85)	$13.77	15.17%
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
Service Class
12/31/2022	$14.79	0.25	(2.07)	(1.82)	(0.24)	(0.70)	(0.94)	$12.03	(12.36%)
12/31/2021	$14.72	0.29	0.94	1.23	(0.30)	(0.86)	(1.16)	$14.79	8.39%
12/31/2020	$13.68	0.24	1.24	1.48	(0.20)	(0.24)	(0.44)	$14.72	11.01%
12/31/2019	$12.64	0.25	1.61	1.86	(0.17)	(0.65)	(0.82)	$13.68	14.96%
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
Institutional Class
12/31/2022	$ 9.26	0.20	(1.30)	(1.10)	(0.31)	(0.70)	(1.01)	$ 7.15	(11.95%)
12/31/2021	$ 9.67	0.24	0.61	0.85	(0.40)	(0.86)	(1.26)	$ 9.26	8.85%
12/31/2020	$ 9.16	0.20	0.82	1.02	(0.27)	(0.24)	(0.51)	$ 9.67	11.47%
12/31/2019	$ 8.76	0.23	1.10	1.33	(0.28)	(0.65)	(0.93)	$ 9.16	15.53%
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$311,878	0.47%	0.43%	2.00%	17%
12/31/2021	$422,380	0.47%	0.43%	2.27%	25%
12/31/2020	$370,481	0.47%	0.43%	3.34%	24%
12/31/2019	$ 57,202	0.47%	0.43%	2.00%	17%
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
Service Class
12/31/2022	$182,845	0.57%	0.53%	1.86%	17%
12/31/2021	$268,126	0.57%	0.53%	1.88%	25%
12/31/2020	$328,331	0.57%	0.53%	1.73%	24%
12/31/2019	$369,554	0.57%	0.53%	1.83%	17%
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
Institutional Class
12/31/2022	$ 51,615	0.12%	0.08%	2.48%	17%
12/31/2021	$ 61,545	0.12%	0.08%	2.45%	25%
12/31/2020	$ 72,053	0.12%	0.08%	2.22%	24%
12/31/2019	$ 87,560	0.12%	0.08%	2.46%	17%
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$11.70	0.20	(1.71)	(1.51)	(0.21)	(0.59)	(0.80)	$ 9.39	(12.95%)
12/31/2021	$11.57	0.30	0.76	1.06	(0.28)	(0.65)	(0.93)	$11.70	9.17%
12/31/2020	$10.91	0.46	0.75	1.21	(0.22)	(0.33)	(0.55)	$11.57	11.31%
12/31/2019	$10.00	0.22	1.40	1.62	(0.20)	(0.51)	(0.71)	$10.91	16.44%
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
Service Class
12/31/2022	$11.81	0.23	(1.76)	(1.53)	(0.19)	(0.59)	(0.78)	$ 9.50	(12.97%)
12/31/2021	$11.64	0.27	0.79	1.06	(0.24)	(0.65)	(0.89)	$11.81	9.12%
12/31/2020	$10.94	0.20	1.00	1.20	(0.17)	(0.33)	(0.50)	$11.64	11.21%
12/31/2019	$10.03	0.21	1.40	1.61	(0.19)	(0.51)	(0.70)	$10.94	16.24%
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
Institutional Class
12/31/2022	$11.73	0.24	(1.72)	(1.48)	(0.26)	(0.59)	(0.85)	$ 9.40	(12.61%)
12/31/2021	$11.60	0.35	0.76	1.11	(0.33)	(0.65)	(0.98)	$11.73	9.60%
12/31/2020	$10.92	0.24	1.01	1.25	(0.24)	(0.33)	(0.57)	$11.60	11.72%
12/31/2019	$10.03	0.27	1.39	1.66	(0.26)	(0.51)	(0.77)	$10.92	16.80%
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$319,793	0.47%	0.44%	1.93%	30%
12/31/2021	$392,502	0.47%	0.44%	2.51%	26%
12/31/2020	$251,811	0.47%	0.44%	4.11%	34%
12/31/2019	$ 14,883	0.47%	0.44%	2.02%	26%
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
Service Class
12/31/2022	$ 17,343	0.57%	0.54%	2.22%	30%
12/31/2021	$ 24,730	0.57%	0.54%	2.23%	26%
12/31/2020	$ 30,583	0.57%	0.54%	1.86%	34%
12/31/2019	$ 32,034	0.57%	0.54%	1.97%	26%
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
Institutional Class
12/31/2022	$ 34,008	0.12%	0.09%	2.28%	30%
12/31/2021	$ 46,048	0.12%	0.09%	2.90%	26%
12/31/2020	$ 47,668	0.12%	0.09%	2.23%	34%
12/31/2019	$ 57,786	0.12%	0.09%	2.49%	26%
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$15.65	0.26	(2.42)	(2.16)	(0.23)	(0.74)	(0.97)	$12.52	(13.83%)
12/31/2021	$15.50	0.39	1.18	1.57	(0.35)	(1.07)	(1.42)	$15.65	10.16%
12/31/2020	$14.46	0.49	1.23	1.72	(0.27)	(0.41)	(0.68)	$15.50	12.24%
12/31/2019	$13.19	0.28	2.05	2.33	(0.22)	(0.84)	(1.06)	$14.46	18.01%
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
Service Class
12/31/2022	$15.61	0.23	(2.39)	(2.16)	(0.21)	(0.74)	(0.95)	$12.50	(13.88%)
12/31/2021	$15.44	0.32	1.23	1.55	(0.31)	(1.07)	(1.38)	$15.61	10.09%
12/31/2020	$14.37	0.25	1.44	1.69	(0.21)	(0.41)	(0.62)	$15.44	12.12%
12/31/2019	$13.11	0.27	2.03	2.30	(0.20)	(0.84)	(1.04)	$14.37	17.89%
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
Institutional Class
12/31/2022	$ 8.20	0.16	(1.26)	(1.10)	(0.29)	(0.74)	(1.03)	$ 6.07	(13.43%)
12/31/2021	$ 8.78	0.24	0.68	0.92	(0.43)	(1.07)	(1.50)	$ 8.20	10.52%
12/31/2020	$ 8.47	0.20	0.82	1.02	(0.30)	(0.41)	(0.71)	$ 8.78	12.67%
12/31/2019	$ 8.16	0.22	1.23	1.45	(0.30)	(0.84)	(1.14)	$ 8.47	18.43%
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$ 541,300	0.47%	0.44%	1.88%	20%
12/31/2021	$ 655,221	0.47%	0.45%	2.43%	29%
12/31/2020	$ 509,178	0.47%	0.44%	3.35%	28%
12/31/2019	$ 108,828	0.47%	0.45%	1.93%	22%
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
Service Class
12/31/2022	$ 541,410	0.57%	0.54%	1.67%	20%
12/31/2021	$ 764,922	0.57%	0.55%	2.00%	29%
12/31/2020	$ 901,294	0.57%	0.54%	1.74%	28%
12/31/2019	$1,026,060	0.57%	0.55%	1.87%	22%
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
Institutional Class
12/31/2022	$ 180,371	0.12%	0.09%	2.29%	20%
12/31/2021	$ 188,094	0.12%	0.10%	2.66%	29%
12/31/2020	$ 198,671	0.12%	0.09%	2.40%	28%
12/31/2019	$ 212,287	0.12%	0.10%	2.48%	22%
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$12.22	0.19	(1.98)	(1.79)	(0.19)	(0.68)	(0.87)	$ 9.56	(14.62%)
12/31/2021	$11.94	0.35	1.03	1.38	(0.32)	(0.78)	(1.10)	$12.22	11.60%
12/31/2020	$11.24	0.53	0.84	1.37	(0.22)	(0.45)	(0.67)	$11.94	12.61%
12/31/2019	$10.13	0.23	1.75	1.98	(0.21)	(0.66)	(0.87)	$11.24	20.00%
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
Service Class
12/31/2022	$12.34	0.19	(2.01)	(1.82)	(0.17)	(0.68)	(0.85)	$ 9.67	(14.72%)
12/31/2021	$12.02	0.30	1.08	1.38	(0.28)	(0.78)	(1.06)	$12.34	11.54%
12/31/2020	$11.28	0.22	1.15	1.37	(0.18)	(0.45)	(0.63)	$12.02	12.50%
12/31/2019	$10.15	0.22	1.76	1.98	(0.19)	(0.66)	(0.85)	$11.28	19.84%
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
Institutional Class
12/31/2022	$12.26	0.24	(1.99)	(1.75)	(0.25)	(0.68)	(0.93)	$ 9.58	(14.29%)
12/31/2021	$11.98	0.38	1.05	1.43	(0.37)	(0.78)	(1.15)	$12.26	12.00%
12/31/2020	$11.26	0.24	1.17	1.41	(0.24)	(0.45)	(0.69)	$11.98	12.99%
12/31/2019	$10.15	0.28	1.76	2.04	(0.27)	(0.66)	(0.93)	$11.26	20.52%
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$332,604	0.47%	0.45%	1.77%	26%
12/31/2021	$368,130	0.47%	0.45%	2.75%	25%
12/31/2020	$227,945	0.47%	0.45%	4.60%	35%
12/31/2019	$ 10,577	0.47%	0.45%	2.09%	23%
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
Service Class
12/31/2022	$ 35,169	0.57%	0.55%	1.82%	26%
12/31/2021	$ 46,395	0.57%	0.55%	2.39%	25%
12/31/2020	$ 46,337	0.57%	0.55%	2.01%	35%
12/31/2019	$ 45,451	0.57%	0.55%	1.93%	23%
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
Institutional Class
12/31/2022	$ 64,855	0.12%	0.10%	2.22%	26%
12/31/2021	$ 76,991	0.12%	0.10%	3.03%	25%
12/31/2020	$ 66,143	0.12%	0.10%	2.16%	35%
12/31/2019	$ 78,245	0.12%	0.10%	2.52%	23%
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$15.70	0.24	(2.69)	(2.45)	(0.19)	(0.84)	(1.03)	$12.22	(15.62%)
12/31/2021	$15.17	0.46	1.57	2.03	(0.37)	(1.13)	(1.50)	$15.70	13.46%
12/31/2020	$14.18	0.48	1.33	1.81	(0.25)	(0.57)	(0.82)	$15.17	13.30%
12/31/2019	$12.71	0.25	2.51	2.76	(0.20)	(1.09)	(1.29)	$14.18	22.17%
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
Service Class
12/31/2022	$15.46	0.20	(2.62)	(2.42)	(0.17)	(0.84)	(1.01)	$12.03	(15.70%)
12/31/2021	$14.94	0.36	1.62	1.98	(0.33)	(1.13)	(1.46)	$15.46	13.34%
12/31/2020	$13.93	0.24	1.54	1.78	(0.20)	(0.57)	(0.77)	$14.94	13.29%
12/31/2019	$12.50	0.24	2.47	2.71	(0.19)	(1.09)	(1.28)	$13.93	22.09%
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
Institutional Class
12/31/2022	$ 7.92	0.14	(1.34)	(1.20)	(0.27)	(0.84)	(1.11)	$ 5.61	(15.29%)
12/31/2021	$ 8.36	0.24	0.90	1.14	(0.45)	(1.13)	(1.58)	$ 7.92	13.83%
12/31/2020	$ 8.17	0.18	0.87	1.05	(0.29)	(0.57)	(0.86)	$ 8.36	13.84%
12/31/2019	$ 7.85	0.20	1.50	1.70	(0.29)	(1.09)	(1.38)	$ 8.17	22.58%
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$487,896	0.47%	0.46%	1.75%	22%
12/31/2021	$549,911	0.47%	0.46%	2.84%	29%
12/31/2020	$423,605	0.47%	0.46%	3.40%	24%
12/31/2019	$ 98,420	0.47%	0.46%	1.80%	23%
12/31/2018	$105,406	0.47%	0.46%	1.89%	37%
Service Class
12/31/2022	$607,917	0.57%	0.56%	1.47%	22%
12/31/2021	$848,269	0.57%	0.56%	2.26%	29%
12/31/2020	$934,399	0.57%	0.56%	1.78%	24%
12/31/2019	$984,866	0.57%	0.56%	1.76%	23%
12/31/2018	$978,371	0.57%	0.56%	1.90%	37%
Institutional Class
12/31/2022	$192,523	0.12%	0.11%	2.16%	22%
12/31/2021	$209,808	0.12%	0.11%	2.77%	29%
12/31/2020	$206,898	0.12%	0.11%	2.28%	24%
12/31/2019	$202,044	0.12%	0.11%	2.41%	23%
12/31/2018	$143,007	0.12%	0.11%	2.74%	37%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$12.40	0.17	(2.19)	(2.02)	(0.17)	(0.83)	(1.00)	$ 9.38	(16.30%)
12/31/2021	$11.89	0.40	1.39	1.79	(0.36)	(0.92)	(1.28)	$12.40	15.11%
12/31/2020	$11.19	0.57	0.88	1.45	(0.21)	(0.54)	(0.75)	$11.89	13.60%
12/31/2019	$ 9.91	0.23	2.08	2.31	(0.21)	(0.82)	(1.03)	$11.19	23.83%
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
Service Class
12/31/2022	$12.53	0.18	(2.23)	(2.05)	(0.15)	(0.83)	(0.98)	$ 9.50	(16.41%)
12/31/2021	$11.98	0.35	1.44	1.79	(0.32)	(0.92)	(1.24)	$12.53	14.97%
12/31/2020	$11.24	0.22	1.23	1.45	(0.17)	(0.54)	(0.71)	$11.98	13.53%
12/31/2019	$ 9.94	0.21	2.10	2.31	(0.19)	(0.82)	(1.01)	$11.24	23.63%
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
Institutional Class
12/31/2022	$12.51	0.21	(2.21)	(2.00)	(0.22)	(0.83)	(1.05)	$ 9.46	(16.00%)
12/31/2021	$11.99	0.42	1.43	1.85	(0.41)	(0.92)	(1.33)	$12.51	15.52%
12/31/2020	$11.26	0.23	1.27	1.50	(0.23)	(0.54)	(0.77)	$11.99	14.01%
12/31/2019	$ 9.97	0.27	2.10	2.37	(0.26)	(0.82)	(1.08)	$11.26	24.18%
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$252,781	0.47%	0.46%	1.65%	24%
12/31/2021	$260,810	0.47%	0.46%	3.12%	24%
12/31/2020	$156,385	0.47%	0.46%	5.03%	30%
12/31/2019	$ 5,112	0.47%	0.46%	2.13%	22%
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
Service Class
12/31/2022	$ 25,728	0.57%	0.56%	1.67%	24%
12/31/2021	$ 38,173	0.57%	0.56%	2.66%	24%
12/31/2020	$ 40,091	0.57%	0.56%	2.05%	30%
12/31/2019	$ 36,469	0.57%	0.56%	1.90%	22%
12/31/2018	$ 27,649	0.57%	0.56%	2.18%	36%
Institutional Class
12/31/2022	$ 44,836	0.12%	0.11%	1.99%	24%
12/31/2021	$ 58,214	0.12%	0.11%	3.22%	24%
12/31/2020	$ 47,103	0.12%	0.11%	2.18%	30%
12/31/2019	$ 49,238	0.12%	0.11%	2.39%	22%
12/31/2018	$ 31,825	0.12%	0.11%	2.63%	36%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$15.97	0.22	(2.90)	(2.68)	(0.18)	(0.96)	(1.14)	$12.15	(16.82%)
12/31/2021	$15.17	0.53	1.89	2.42	(0.41)	(1.21)	(1.62)	$15.97	16.02%
12/31/2020	$14.16	0.53	1.35	1.88	(0.24)	(0.63)	(0.87)	$15.17	13.89%
12/31/2019	$12.58	0.22	2.80	3.02	(0.19)	(1.25)	(1.44)	$14.16	24.59%
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
Service Class
12/31/2022	$15.26	0.17	(2.75)	(2.58)	(0.15)	(0.96)	(1.11)	$11.57	(16.92%)
12/31/2021	$14.54	0.39	1.91	2.30	(0.37)	(1.21)	(1.58)	$15.26	15.91%
12/31/2020	$13.57	0.22	1.57	1.79	(0.19)	(0.63)	(0.82)	$14.54	13.81%
12/31/2019	$12.11	0.23	2.66	2.89	(0.18)	(1.25)	(1.43)	$13.57	24.51%
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
Institutional Class
12/31/2022	$ 8.19	0.14	(1.49)	(1.35)	(0.25)	(0.96)	(1.21)	$ 5.63	(16.54%)
12/31/2021	$ 8.51	0.28	1.10	1.38	(0.49)	(1.21)	(1.70)	$ 8.19	16.39%
12/31/2020	$ 8.32	0.19	0.91	1.10	(0.28)	(0.63)	(0.91)	$ 8.51	14.33%
12/31/2019	$ 7.95	0.21	1.69	1.90	(0.28)	(1.25)	(1.53)	$ 8.32	25.14%
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$322,379	0.47%	0.47%	1.66%	21%
12/31/2021	$324,585	0.47%	0.47%	3.19%	29%
12/31/2020	$225,206	0.47%	0.46%	3.78%	23%
12/31/2019	$ 44,077	0.47%	0.46%	1.59%	24%
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
Service Class
12/31/2022	$397,179	0.57%	0.57%	1.34%	21%
12/31/2021	$572,549	0.57%	0.57%	2.50%	29%
12/31/2020	$589,841	0.57%	0.56%	1.69%	23%
12/31/2019	$606,808	0.57%	0.56%	1.70%	24%
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
Institutional Class
12/31/2022	$136,504	0.12%	0.12%	2.05%	21%
12/31/2021	$151,185	0.12%	0.12%	3.11%	29%
12/31/2020	$147,820	0.12%	0.11%	2.39%	23%
12/31/2019	$129,174	0.12%	0.11%	2.40%	24%
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$12.96	0.19	(2.39)	(2.20)	(0.17)	(0.83)	(1.00)	$ 9.76	(16.95%)
12/31/2021	$12.37	0.47	1.52	1.99	(0.40)	(1.00)	(1.40)	$12.96	16.15%
12/31/2020	$11.62	0.59	0.95	1.54	(0.22)	(0.57)	(0.79)	$12.37	13.96%
12/31/2019	$10.20	0.24	2.23	2.47	(0.21)	(0.84)	(1.05)	$11.62	24.82%
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
Service Class
12/31/2022	$13.08	0.16	(2.39)	(2.23)	(0.15)	(0.83)	(0.98)	$ 9.87	(17.07%)
12/31/2021	$12.44	0.37	1.62	1.99	(0.35)	(1.00)	(1.35)	$13.08	16.06%
12/31/2020	$11.66	0.21	1.32	1.53	(0.18)	(0.57)	(0.75)	$12.44	13.79%
12/31/2019	$10.22	0.22	2.25	2.47	(0.19)	(0.84)	(1.03)	$11.66	24.80%
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
Institutional Class
12/31/2022	$13.03	0.20	(2.37)	(2.17)	(0.22)	(0.83)	(1.05)	$ 9.81	(16.65%)
12/31/2021	$12.43	0.47	1.58	2.05	(0.45)	(1.00)	(1.45)	$13.03	16.56%
12/31/2020	$11.66	0.24	1.34	1.58	(0.24)	(0.57)	(0.81)	$12.43	14.30%
12/31/2019	$10.24	0.29	2.24	2.53	(0.27)	(0.84)	(1.11)	$11.66	25.28%
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$144,747	0.47%	0.47%	1.76%	20%
12/31/2021	$123,992	0.47%	0.47%	3.45%	24%
12/31/2020	$ 61,877	0.47%	0.46%	5.04%	31%
12/31/2019	$ 3,124	0.47%	0.46%	2.07%	21%
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
Service Class
12/31/2022	$ 22,872	0.57%	0.57%	1.42%	20%
12/31/2021	$ 33,950	0.57%	0.57%	2.72%	24%
12/31/2020	$ 34,760	0.57%	0.56%	1.93%	31%
12/31/2019	$ 29,274	0.57%	0.56%	1.91%	21%
12/31/2018	$ 20,800	0.57%	0.57%	2.14%	33%
Institutional Class
12/31/2022	$ 35,495	0.12%	0.12%	1.81%	20%
12/31/2021	$ 43,569	0.12%	0.12%	3.47%	24%
12/31/2020	$ 35,250	0.12%	0.11%	2.17%	31%
12/31/2019	$ 32,461	0.12%	0.11%	2.52%	21%
12/31/2018	$ 17,395	0.12%	0.12%	2.61%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$19.79	0.28	(3.67)	(3.39)	(0.16)	(1.04)	(1.20)	$15.20	(17.13%)
12/31/2021	$18.56	0.69	2.29	2.98	(0.43)	(1.32)	(1.75)	$19.79	16.10%
12/31/2020	$17.21	0.57	1.73	2.30	(0.24)	(0.71)	(0.95)	$18.56	13.96%
12/31/2019	$15.10	0.28	3.41	3.69	(0.20)	(1.38)	(1.58)	$17.21	24.70%
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
Service Class
12/31/2022	$19.08	0.22	(3.49)	(3.27)	(0.13)	(1.04)	(1.17)	$14.64	(17.16%)
12/31/2021	$17.93	0.50	2.36	2.86	(0.39)	(1.32)	(1.71)	$19.08	15.94%
12/31/2020	$16.63	0.28	1.92	2.20	(0.19)	(0.71)	(0.90)	$17.93	13.81%
12/31/2019	$14.68	0.29	3.24	3.53	(0.20)	(1.38)	(1.58)	$16.63	24.70%
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
Institutional Class
12/31/2022	$ 7.24	0.12	(1.34)	(1.22)	(0.25)	(1.04)	(1.29)	$ 4.73	(16.90%)
12/31/2021	$ 7.81	0.26	1.03	1.29	(0.54)	(1.32)	(1.86)	$ 7.24	16.54%
12/31/2020	$ 7.81	0.17	0.84	1.01	(0.30)	(0.71)	(1.01)	$ 7.81	14.33%
12/31/2019	$ 7.68	0.21	1.62	1.83	(0.32)	(1.38)	(1.70)	$ 7.81	25.19%
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2022	$ 93,973	0.47%	0.47%	1.69%	22%
12/31/2021	$ 85,259	0.47%	0.47%	3.39%	32%
12/31/2020	$ 55,218	0.47%	0.46%	3.38%	28%
12/31/2019	$ 18,634	0.47%	0.46%	1.65%	26%
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
Service Class
12/31/2022	$230,635	0.57%	0.57%	1.36%	22%
12/31/2021	$309,711	0.57%	0.57%	2.58%	32%
12/31/2020	$303,106	0.57%	0.56%	1.75%	28%
12/31/2019	$289,415	0.57%	0.56%	1.78%	26%
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
Institutional Class
12/31/2022	$ 92,095	0.12%	0.12%	1.99%	22%
12/31/2021	$100,392	0.12%	0.12%	3.06%	32%
12/31/2020	$ 96,602	0.12%	0.11%	2.34%	28%
12/31/2019	$ 75,956	0.12%	0.11%	2.52%	26%
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2022	$12.19	0.19	(2.27)	(2.08)	(0.21)	(0.64)	(0.85)	$ 9.26	(17.10%)
12/31/2021	$11.42	0.51	1.30	1.81	(0.44)	(0.60)	(1.04)	$12.19	15.89%
12/31/2020	$10.58	0.55	0.89	1.44	(0.31)	(0.29)	(0.60)	$11.42	13.93%
12/31/2019 (d)	$10.00	0.43	0.42	0.85	(0.23)	(0.04)	(0.27)	$10.58	8.56% (e)
Service Class
12/31/2022	$12.25	0.19	(2.29)	(2.10)	(0.20)	(0.64)	(0.84)	$ 9.31	(17.15%)
12/31/2021	$11.46	0.52	1.28	1.80	(0.41)	(0.60)	(1.01)	$12.25	15.69%
12/31/2020	$10.59	0.72	0.72	1.44	(0.28)	(0.29)	(0.57)	$11.46	13.90%
12/31/2019 (d)	$10.00	0.30	0.56	0.86	(0.23)	(0.04)	(0.27)	$10.59	8.58% (e)
Institutional Class
12/31/2022	$12.23	0.26	(2.32)	(2.06)	(0.22)	(0.64)	(0.86)	$ 9.31	(16.84%)
12/31/2021	$11.46	0.50	1.36	1.86	(0.49)	(0.60)	(1.09)	$12.23	16.26%
12/31/2020	$10.59	0.75	0.74	1.49	(0.33)	(0.29)	(0.62)	$11.46	14.40%
12/31/2019 (d)	$10.00	0.38	0.50	0.88	(0.25)	(0.04)	(0.29)	$10.59	8.80% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
12/31/2022	$18,430	0.47%	0.47%	1.83%	32%
12/31/2021	$14,125	0.47%	0.47%	4.02%	46%
12/31/2020	$ 3,333	0.47%	0.46%	4.99%	116%
12/31/2019 (d)	$ 45	0.47% (h)	0.46% (h)	6.20% (h)	243% (e)
Service Class
12/31/2022	$ 830	0.57%	0.57%	1.89%	32%
12/31/2021	$ 805	0.57%	0.57%	4.12%	46%
12/31/2020	$ 98	0.57%	0.54%	7.14%	116%
12/31/2019 (d)	$ 23	0.57% (h)	0.48% (h)	4.34% (h)	243% (e)
Institutional Class
12/31/2022	$ 6,786	0.12%	0.12%	2.57%	32%
12/31/2021	$ 3,245	0.12%	0.12%	3.97%	46%
12/31/2020	$ 1,888	0.12%	0.11%	7.02%	116%
12/31/2019 (d)	$ 34	0.12% (h)	0.11% (h)	5.03% (h)	243% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 1, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Lifetime 2015 Fund, the Empower Lifetime 2020 Fund, the Empower Lifetime 2025 Fund, the Empower Lifetime 2030 Fund, the Empower Lifetime 2035 Fund, the Empower Lifetime 2040 Fund, the Empower Lifetime 2045 Fund, the Empower Lifetime 2050 Fund, the Empower Lifetime 2055 Fund and the Empower Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Empower Lifetime 2015 Fund and Empower Lifetime 2020 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
The Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund and the Empower Lifetime 2060 each offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. Class L shares were previously offered in the Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund and Empower Lifetime 2055 Fund but were redesignated into Service Class shares on April 22, 2022. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds valuation designee to make all fair value determinations with respect to the Funds investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2022

Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America (Empower of America).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
Empower Lifetime 2015 Fund
	2022	2021
Ordinary income	$12,797,701	$16,746,216
Long-term capital gain	33,273,175	44,269,964
	$46,070,876	$61,016,180

Annual Report - December 31, 2022

Empower Lifetime 2020 Fund
	2022	2021
Ordinary income	$8,128,632	$10,312,059
Long-term capital gain	22,254,813	24,168,264
	$30,383,445	$34,480,323
Empower Lifetime 2025 Fund
	2022	2021
Ordinary income	$26,539,343	$37,715,982
Long-term capital gain	82,803,440	115,550,631
	$109,342,783	$153,266,613
Empower Lifetime 2030 Fund
	2022	2021
Ordinary income	$8,297,717	$12,019,827
Long-term capital gain	29,133,167	29,168,826
	$37,430,884	$41,188,653
Empower Lifetime 2035 Fund
	2022	2021
Ordinary income	$23,501,775	$40,893,319
Long-term capital gain	97,833,772	123,708,279
	$121,335,547	$164,601,598
Empower Lifetime 2040 Fund
	2022	2021
Ordinary income	$5,361,387	$9,745,774
Long-term capital gain	26,431,326	23,998,986
	$31,792,713	$33,744,760
Empower Lifetime 2045 Fund
	2022	2021
Ordinary income	$14,195,368	$29,351,360
Long-term capital gain	75,177,440	85,535,979
	$89,372,808	$114,887,339
Empower Lifetime 2050 Fund
	2022	2021
Ordinary income	$3,334,736	$5,754,928
Long-term capital gain	15,844,568	14,086,103
	$19,179,304	$19,841,031
Empower Lifetime 2055 Fund
	2022	2021
Ordinary income	$6,468,640	$14,264,098
Long-term capital gain	38,930,068	41,467,815
	$45,398,708	$55,731,913

Annual Report - December 31, 2022

Empower Lifetime 2060 Fund
	2022	2021
Ordinary income	$484,944	$611,182
Long-term capital gain	1,430,318	789,152
	$1,915,262	$1,400,334
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Empower Lifetime 2015 Fund
Undistributed net investment income	$2,186,336
Undistributed long-term capital gains	7,339,244
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(92,323,504)
Tax composition of capital	$(82,797,924)
Empower Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	7,009,724
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(80,299,306)
Tax composition of capital	$(73,289,582)
Empower Lifetime 2025 Fund
Undistributed net investment income	$1,860,025
Undistributed long-term capital gains	24,294,148
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(236,440,054)
Tax composition of capital	$(210,285,881)
Empower Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	9,943,975
Capital loss carryforwards	—
Post-October losses	(4)
Net unrealized depreciation	(97,857,466)
Tax composition of capital	$(87,913,495)

Annual Report - December 31, 2022

Empower Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	32,033,248
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(255,702,261)
Tax composition of capital	$(223,669,013)
Empower Lifetime 2040 Fund
Undistributed net investment income	$107,615
Undistributed long-term capital gains	9,354,488
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(78,647,251)
Tax composition of capital	$(69,185,148)
Empower Lifetime 2045 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	26,295,116
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(193,068,398)
Tax composition of capital	$(166,773,282)
Empower Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	6,603,837
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(48,845,832)
Tax composition of capital	$(42,241,995)
Empower Lifetime 2055 Fund
Undistributed net investment income	$316,460
Undistributed long-term capital gains	12,754,367
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(99,686,450)
Tax composition of capital	$(86,615,623)
Empower Lifetime 2060 Fund
Undistributed net investment income	$131,427
Undistributed long-term capital gains	794,785
Capital loss carryforwards	—
Post-October losses	(5,595)
Net unrealized depreciation	(5,652,280)
Tax composition of capital	$(4,731,663)
At December 31, 2022, the Funds had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Empower Lifetime 2015 Fund, the Empower

Annual Report - December 31, 2022

Lifetime 2025 Fund, the Empower Lifetime 2035 Fund, and the Empower Lifetime 2045 Fund utilized $262,679, $733,749, $782,957, and $140,732, respectively, of capital loss carryforwards to offset capital gains realized in that fiscal year. Capital loss limitation utilization due to fund mergers is limited in the current year, and potentially limited in later periods.
The following Funds have elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Empower Lifetime 2030 Fund	$—	$(4)
Empower Lifetime 2060 Fund	—	(5,595)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Lifetime 2015 Fund	$638,861,419	$6,042,670	$(98,366,174)	$(92,323,504)
Empower Lifetime 2020 Fund	451,573,380	1,021,935	(81,321,241)	(80,299,306)
Empower Lifetime 2025 Fund	1,499,994,173	15,815,401	(252,255,455)	(236,440,054)
Empower Lifetime 2030 Fund	530,636,478	2,403,897	(100,261,363)	(97,857,466)
Empower Lifetime 2035 Fund	1,544,540,773	16,909,511	(272,611,772)	(255,702,261)
Empower Lifetime 2040 Fund	402,110,855	2,118,452	(80,765,703)	(78,647,251)
Empower Lifetime 2045 Fund	1,049,467,093	8,793,189	(201,861,587)	(193,068,398)
Empower Lifetime 2050 Fund	252,034,372	1,329,918	(50,175,750)	(48,845,832)
Empower Lifetime 2055 Fund	516,551,014	3,783,171	(103,469,621)	(99,686,450)
Empower Lifetime 2060 Fund	31,706,160	100,430	(5,752,710)	(5,652,280)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America.  Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class. Class L shares of the Empower Lifetime 2015-2055 Funds were redesignated into Service Class shares on April 22, 2022.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. Class L shares of the Empower Lifetime 2015-2055 Funds were redesignated into Service Class shares on April 22, 2022.

Annual Report - December 31, 2022

Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the year ended December 31, 2022.
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2022, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 46.43%
Empower Bond Index Fund Institutional Class	6,855,816	$ 75,918,732	$ 7,626,850	$17,439,283	$(1,759,136)	$ (9,545,815)	$ 1,423,504	$ 78,804	$ 56,560,484
Empower Core Bond Fund Institutional Class	3,322,413	37,255,881	3,731,275	8,007,767	(701,254)	(5,137,570)	673,314	-	27,841,819
Empower Global Bond Fund Institutional Class	4,038,529	41,184,223	2,796,089	9,078,771	(1,213,277)	(5,016,426)	273,899	147,960	29,885,115
Empower High Yield Bond Fund Institutional Class	1,778,326	25,572,942	1,347,814	7,884,075	(384,636)	(3,049,531)	512,515	-	15,987,150
Empower Inflation-Protected Securities Fund Institutional Class	7,956,346	102,348,662	11,272,995	29,299,103	(419,975)	(13,908,888)	4,438,620	2,014,877	70,413,666
Empower Multi-Sector Bond Fund Institutional Class	2,818,299	31,222,996	2,459,034	7,457,231	(796,688)	(3,650,227)	1,070,727	45,721	22,574,572
Empower Short Duration Bond Fund Institutional Class	3,273,926	38,092,212	4,933,871	10,901,489	(407,216)	(1,709,820)	670,952	-	30,414,774
					(5,682,182)	(42,018,277)	9,063,531	2,287,362	253,677,580
EQUITY MUTUAL FUNDS 36.48%
Empower Ariel Mid Cap Value Fund Institutional Class	181,637	2,730,577	829,196	651,985	144,369	(967,901)	64,936	437,078	1,939,887
Empower Emerging Markets Equity Fund Institutional Class	853,981	9,331,897	1,538,074	1,968,669	109,284	(2,189,008)	94,762	15,945	6,712,294
Empower International Growth Fund Institutional Class	1,472,569	15,448,912	4,672,124	3,103,236	400,066	(5,369,779)	-	212,834	11,648,021
Empower International Index Fund Institutional Class	2,686,117	34,107,200	4,456,179	8,978,312	(649,091)	(4,792,204)	619,715	-	24,792,863
Empower International Value Fund Institutional Class	1,756,341	18,735,963	2,270,804	4,007,770	485,188	(3,844,001)	241,000	319,170	13,154,996
Empower Large Cap Growth Fund Institutional Class	2,668,793	27,705,436	7,007,125	6,846,699	(895,946)	(6,969,215)	88,543	1,554,058	20,896,647

Annual Report - December 31, 2022

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Large Cap Value Fund Institutional Class	3,354,010	$ 31,613,652	$ 5,410,574	$ 8,954,272	$ 1,313,109	$ (5,296,229)	$ 831,555	$ 2,261,340	$ 22,773,725
Empower Mid Cap Value Fund Institutional Class	1,061,575	10,907,763	1,656,997	2,810,915	490,483	(1,961,885)	161,489	227,221	7,791,960
Empower Real Estate Index Fund Institutional Class	614,393	8,686,424	1,879,333	2,146,842	1,279,320	(3,694,231)	195,779	169,285	4,724,684
Empower S&P 500® Index Fund Institutional Class	5,726,477	59,290,115	11,003,843	15,185,462	(1,496,959)	(11,530,005)	1,613,592	1,209,293	43,578,491
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,433,204	25,601,616	5,455,617	5,662,354	1,533,001	(6,659,212)	461,153	1,526,244	18,735,667
Empower S&P Small Cap 600® Index Fund Institutional Class	1,375,411	11,629,673	2,641,834	2,132,930	966,280	(3,776,079)	184,674	868,754	8,362,498
Empower Small Cap Growth Fund Institutional Class	84,131	1,064,830	227,742	180,827	50,685	(342,785)	4,474	26,395	768,960
Empower Small Cap Value Fund Institutional Class	671,612	6,318,891	1,326,264	1,375,399	659,150	(1,850,546)	52,966	572,117	4,419,210
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,524,232	11,889,639	3,377,078	2,848,423	(312,087)	(3,455,812)	2,411	1,123,381	8,962,482
					4,076,852	(62,698,892)	4,617,049	10,523,115	199,262,385
FIXED INTEREST CONTRACT 13.02%
Empower of America Contract	71,131,884	88,828,959	10,074,210	28,809,412	-	-	1,038,127	-	71,131,884
					0	0	1,038,127	0	71,131,884
				Total	$(1,605,330)	$(104,717,169)	$14,718,707	$12,810,477	$524,071,849
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 44.20%
Empower Bond Index Fund Institutional Class	4,949,803	$49,217,159	$12,238,249	$14,729,545	$(1,748,147)	$ (5,889,991)	$ 981,051	$ 53,862	$ 40,835,872
Empower Core Bond Fund Institutional Class	2,397,966	24,169,497	5,826,742	6,615,072	(651,220)	(3,286,212)	460,235	-	20,094,955
Empower Global Bond Fund Institutional Class	2,738,630	24,895,602	4,222,454	5,843,237	(868,460)	(3,008,959)	171,040	93,982	20,265,860
Empower High Yield Bond Fund Institutional Class	1,288,073	16,252,041	2,402,579	4,849,605	(33,707)	(2,225,237)	352,941	-	11,579,778
Empower Inflation-Protected Securities Fund Institutional Class	4,288,901	48,969,545	11,744,181	15,540,231	31,839	(7,216,726)	2,235,152	1,066,082	37,956,769
Empower Multi-Sector Bond Fund Institutional Class	2,043,975	20,216,825	4,054,160	5,366,185	(465,488)	(2,532,560)	745,333	31,155	16,372,240
Empower Short Duration Bond Fund Institutional Class	1,821,866	18,852,841	5,181,840	6,312,459	(290,555)	(797,083)	356,805	-	16,925,139
					(4,025,738)	(24,956,768)	5,302,557	1,245,081	164,030,613

Annual Report - December 31, 2022

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
EQUITY MUTUAL FUNDS 40.65%
Empower Ariel Mid Cap Value Fund Institutional Class	137,771	$ 1,846,685	$ 774,262	$ 419,475	$ 158,148	$ (730,079)	$ 45,076	$ 314,090	$ 1,471,393
Empower Emerging Markets Equity Fund Institutional Class	701,871	7,021,413	1,776,775	1,657,908	35,525	(1,623,571)	78,201	12,583	5,516,709
Empower International Growth Fund Institutional Class	1,145,932	11,125,871	4,671,078	3,030,142	71,329	(3,702,485)	-	161,352	9,064,322
Empower International Index Fund Institutional Class	2,104,985	24,443,877	5,083,807	6,284,073	(101,554)	(3,814,602)	484,882	-	19,429,009
Empower International Value Fund Institutional Class	1,376,058	13,416,891	2,860,812	3,513,689	11,041	(2,457,336)	188,652	248,641	10,306,678
Empower Large Cap Growth Fund Institutional Class	1,973,620	18,857,641	7,018,735	5,764,555	(834,438)	(4,658,374)	61,620	1,126,124	15,453,447
Empower Large Cap Value Fund Institutional Class	2,472,895	21,622,875	4,869,638	5,585,897	1,260,824	(4,115,656)	598,004	1,659,143	16,790,960
Empower Mid Cap Value Fund Institutional Class	783,257	7,634,195	1,580,543	2,077,371	362,456	(1,388,261)	113,861	166,015	5,749,106
Empower Real Estate Index Fund Institutional Class	427,703	5,462,673	1,831,782	1,830,548	611,737	(2,174,872)	129,033	117,864	3,289,035
Empower S&P 500® Index Fund Institutional Class	4,235,008	40,421,832	11,132,333	10,829,268	(607,669)	(8,496,487)	1,156,828	887,157	32,228,410
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,797,264	17,592,497	5,350,685	4,436,048	1,086,409	(4,668,198)	330,687	1,118,083	13,838,936
Empower S&P Small Cap 600® Index Fund Institutional Class	1,122,380	8,874,815	2,902,474	2,183,277	581,910	(2,769,943)	146,751	702,077	6,824,069
Empower Small Cap Growth Fund Institutional Class	69,501	812,667	294,555	229,236	18,830	(242,745)	3,506	20,761	635,241
Empower Small Cap Value Fund Institutional Class	553,615	4,784,579	1,466,855	1,238,466	450,181	(1,370,185)	41,721	459,038	3,642,783
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,128,961	8,103,642	3,362,205	2,393,534	(192,307)	(2,434,024)	1,694	816,409	6,638,289
					2,912,422	(44,646,818)	3,380,516	7,809,337	150,878,387
FIXED INTEREST CONTRACT 10.65%
Empower of America Contract	39,510,646	43,954,434	11,361,272	16,345,825	-	-	540,765	-	39,510,646
					0	0	540,765	0	39,510,646
				Total	$(1,113,316)	$(69,603,586)	$9,223,838	$9,054,418	$354,419,646
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 40.55%
Empower Bond Index Fund Institutional Class	17,020,413	$171,553,228	$28,073,603	$35,938,799	$(3,303,043)	$ (23,269,623)	$ 3,399,335	$ 186,419	$ 140,418,409
Empower Core Bond Fund Institutional Class	8,226,281	84,489,226	13,191,478	16,506,343	(1,484,422)	(12,238,128)	1,598,832	-	68,936,233

Annual Report - December 31, 2022

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Global Bond Fund Institutional Class	8,933,241	$ 81,984,077	$ 9,959,721	$15,074,390	$(1,987,072)	$ (10,763,425)	$ 560,562	$ 308,471	$ 66,105,983
Empower High Yield Bond Fund Institutional Class	4,410,852	55,499,208	5,025,974	13,801,178	(650,591)	(7,070,443)	1,201,877	-	39,653,561
Empower Inflation-Protected Securities Fund Institutional Class	10,848,853	125,312,067	20,310,920	30,895,363	348,427	(18,715,276)	5,680,938	2,699,341	96,012,348
Empower Multi-Sector Bond Fund Institutional Class	6,983,565	70,420,094	9,184,689	14,904,508	(1,635,161)	(8,761,923)	2,559,924	107,545	55,938,352
Empower Short Duration Bond Fund Institutional Class	4,851,819	50,427,897	10,282,165	13,164,566	(436,605)	(2,472,097)	954,186	-	45,073,399
					(9,148,467)	(83,290,915)	15,955,654	3,301,776	512,138,285
EQUITY MUTUAL FUNDS 46.02%
Empower Ariel Mid Cap Value Fund Institutional Class	513,667	7,144,481	2,457,195	1,626,655	239,059	(2,489,060)	176,593	1,211,271	5,485,961
Empower Emerging Markets Equity Fund Institutional Class	2,939,014	30,151,630	5,961,794	5,975,300	84,634	(7,037,471)	326,080	53,504	23,100,653
Empower International Growth Fund Institutional Class	4,585,679	45,355,114	13,758,495	7,276,184	613,578	(15,564,702)	-	652,396	36,272,723
Empower International Index Fund Institutional Class	8,378,229	100,095,400	12,900,953	21,255,124	(1,983,209)	(14,410,180)	1,931,700	-	77,331,049
Empower International Value Fund Institutional Class	5,470,352	55,004,669	7,344,669	10,078,088	1,139,164	(11,298,316)	751,851	993,198	40,972,934
Empower Large Cap Growth Fund Institutional Class	7,414,738	72,167,229	18,543,989	13,182,582	(1,715,272)	(19,471,234)	238,076	4,278,332	58,057,402
Empower Large Cap Value Fund Institutional Class	9,303,048	83,561,158	14,374,753	20,726,723	2,980,857	(14,041,492)	2,282,745	6,291,034	63,167,696
Empower Mid Cap Value Fund Institutional Class	2,950,520	28,803,448	4,104,491	7,008,547	196,948	(4,242,574)	440,978	630,484	21,656,818
Empower Real Estate Index Fund Institutional Class	1,465,517	18,901,490	4,445,203	4,143,078	2,463,954	(7,933,789)	449,086	405,207	11,269,826
Empower S&P 500® Index Fund Institutional Class	15,916,677	155,691,056	26,641,235	27,893,414	(2,067,247)	(33,312,968)	4,406,340	3,356,586	121,125,909
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,755,737	67,204,238	13,972,416	14,247,151	950,236	(14,910,325)	1,260,525	4,239,308	52,019,178
Empower S&P Small Cap 600® Index Fund Institutional Class	4,642,560	37,208,636	8,989,138	7,184,906	1,454,997	(10,786,104)	614,520	2,927,927	28,226,764
Empower Small Cap Growth Fund Institutional Class	291,922	3,431,151	836,944	574,864	57,485	(1,025,068)	15,003	88,725	2,668,163
Empower Small Cap Value Fund Institutional Class	2,280,626	20,103,391	4,639,370	4,530,968	1,251,244	(5,205,277)	175,486	1,927,846	15,006,516
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,242,458	31,044,524	9,292,781	5,498,305	(269,196)	(9,893,344)	6,559	3,105,171	24,945,656
					5,397,232	(171,621,904)	13,075,542	30,160,989	581,307,248
FIXED INTEREST CONTRACT 8.33%
Empower of America Contract	105,224,007	117,330,653	21,103,932	34,655,742	-	-	1,445,164	-	105,224,007
					0	0	1,445,164	0	105,224,007
				Total	$(3,751,235)	$(254,912,819)	$30,476,360	$33,462,765	$1,198,669,540

Annual Report - December 31, 2022

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 34.62%
Empower Bond Index Fund Institutional Class	5,389,323	$47,745,791	$15,992,136	$13,357,416	$(1,761,497)	$ (5,918,598)	$1,020,596	$ 55,884	$ 44,461,913
Empower Core Bond Fund Institutional Class	2,607,023	23,491,388	7,622,406	5,971,622	(662,021)	(3,295,315)	478,211	-	21,846,857
Empower Global Bond Fund Institutional Class	2,716,187	21,827,803	5,913,560	4,947,412	(777,396)	(2,694,170)	156,577	88,272	20,099,781
Empower High Yield Bond Fund Institutional Class	1,398,707	15,078,194	2,995,168	3,349,253	(43,888)	(2,149,735)	362,429	-	12,574,374
Empower Inflation-Protected Securities Fund Institutional Class	2,490,828	24,917,946	7,745,154	6,703,126	3,355	(3,916,147)	1,215,904	608,016	22,043,827
Empower Multi-Sector Bond Fund Institutional Class	2,211,444	19,482,194	5,464,886	4,724,418	(500,560)	(2,508,992)	777,231	32,017	17,713,670
Empower Short Duration Bond Fund Institutional Class	1,186,890	10,718,544	4,230,712	3,455,808	(173,749)	(467,236)	222,815	-	11,026,212
					(3,915,756)	(20,950,193)	4,233,763	784,189	149,766,634
EQUITY MUTUAL FUNDS 53.59%
Empower Ariel Mid Cap Value Fund Institutional Class	200,700	2,518,442	1,145,419	579,060	96,439	(941,325)	66,761	463,584	2,143,476
Empower Emerging Markets Equity Fund Institutional Class	1,265,565	11,672,100	3,650,681	2,644,860	(76,578)	(2,730,583)	140,497	22,546	9,947,338
Empower International Growth Fund Institutional Class	1,891,358	16,763,277	7,135,194	2,996,748	152,749	(5,941,082)	-	263,781	14,960,641
Empower International Index Fund Institutional Class	3,448,318	36,934,030	8,141,429	7,106,369	(121,220)	(6,141,112)	793,719	-	31,827,978
Empower International Value Fund Institutional Class	2,252,835	20,332,987	4,596,329	4,127,733	10,986	(3,927,849)	309,452	407,538	16,873,734
Empower Large Cap Growth Fund Institutional Class	2,888,812	25,049,495	9,915,823	5,455,811	(859,359)	(6,890,108)	88,260	1,637,891	22,619,399
Empower Large Cap Value Fund Institutional Class	3,621,794	29,317,740	7,065,072	6,877,195	699,817	(4,913,633)	868,610	2,430,359	24,591,984
Empower Mid Cap Value Fund Institutional Class	1,143,827	10,148,683	2,211,078	2,520,667	(49,375)	(1,443,404)	165,242	242,828	8,395,690
Empower Real Estate Index Fund Institutional Class	507,824	5,831,160	2,220,039	1,740,279	624,395	(2,405,755)	149,464	140,305	3,905,165
Empower S&P 500® Index Fund Institutional Class	6,185,740	54,273,030	15,345,790	11,247,456	(1,667,526)	(11,297,885)	1,671,092	1,295,564	47,073,479
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,630,952	23,537,134	7,223,927	5,085,517	289,978	(5,417,212)	478,377	1,634,629	20,258,332
Empower S&P Small Cap 600® Index Fund Institutional Class	1,979,479	14,194,899	5,156,520	2,951,074	600,016	(4,365,115)	255,298	1,231,264	12,035,230
Empower Small Cap Growth Fund Institutional Class	123,506	1,291,428	513,224	266,689	31,295	(409,119)	6,069	36,010	1,128,844
Empower Small Cap Value Fund Institutional Class	972,569	7,670,240	2,460,832	1,655,101	478,597	(2,076,470)	72,436	804,232	6,399,501
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,648,937	10,781,105	4,746,208	2,555,432	(435,412)	(3,276,133)	2,448	1,187,710	9,695,748
					(225,198)	(62,176,785)	5,067,725	11,798,241	231,856,539

Annual Report - December 31, 2022

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
FIXED INTEREST CONTRACT 5.95%
Empower of America Contract	25,734,709	$24,966,456	$ 9,282,333	$ 8,841,780	$ -	$ -	$ 327,700	$ -	$ 25,734,709
					0	0	327,700	0	25,734,709
				Total	$(4,140,954)	$(83,126,978)	$9,629,188	$12,582,430	$407,357,882
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 26.10%
Empower Bond Index Fund Institutional Class	12,933,131	$122,989,352	$26,634,964	$25,777,126	$ (1,818,992)	$ (17,148,858)	$ 2,483,059	$ 134,088	$ 106,698,332
Empower Core Bond Fund Institutional Class	6,263,225	60,379,744	12,848,102	11,678,480	(704,418)	(9,063,540)	1,166,200	-	52,485,826
Empower Global Bond Fund Institutional Class	6,334,381	54,266,066	9,697,432	10,109,233	(1,244,194)	(6,979,846)	363,885	203,938	46,874,419
Empower High Yield Bond Fund Institutional Class	3,367,553	38,639,523	4,149,230	7,439,517	(277,674)	(5,074,936)	869,727	-	30,274,300
Empower Inflation-Protected Securities Fund Institutional Class	4,183,599	43,977,336	9,765,213	9,901,053	268,405	(6,816,641)	2,014,487	1,015,114	37,024,855
Empower Multi-Sector Bond Fund Institutional Class	5,319,968	50,080,065	9,469,702	10,703,818	(1,154,347)	(6,233,004)	1,873,575	76,664	42,612,945
Empower Short Duration Bond Fund Institutional Class	2,189,257	20,778,537	6,338,642	5,803,094	(218,223)	(975,889)	412,239	-	20,338,196
					(5,149,443)	(52,292,714)	9,183,172	1,429,804	336,308,873
EQUITY MUTUAL FUNDS 63.39%
Empower Ariel Mid Cap Value Fund Institutional Class	681,171	9,552,282	2,854,447	1,911,613	221,621	(3,220,215)	234,688	1,612,209	7,274,901
Empower Emerging Markets Equity Fund Institutional Class	4,797,966	48,733,256	9,495,460	10,454,514	(1,038,486)	(10,062,188)	532,323	86,585	37,712,014
Empower International Growth Fund Institutional Class	6,857,490	66,571,786	17,639,038	10,005,052	(1,961,956)	(19,963,030)	-	963,696	54,242,742
Empower International Index Fund Institutional Class	12,500,119	147,467,714	16,511,721	22,687,872	2,013,247	(25,915,464)	2,880,785	-	115,376,099
Empower International Value Fund Institutional Class	8,179,401	81,092,930	9,776,689	21,543,300	(6,802,638)	(8,062,604)	1,124,558	1,483,321	61,263,715
Empower Large Cap Growth Fund Institutional Class	9,916,518	94,195,079	22,253,848	10,463,692	577,702	(28,338,897)	309,202	5,668,265	77,646,338
Empower Large Cap Value Fund Institutional Class	12,424,593	110,514,751	17,970,662	26,467,260	2,961,394	(17,655,167)	3,017,682	8,387,065	84,362,986
Empower Mid Cap Value Fund Institutional Class	3,941,594	38,247,297	5,095,929	9,887,057	(831,703)	(4,524,866)	582,050	841,255	28,931,303
Empower Real Estate Index Fund Institutional Class	1,528,258	19,147,473	4,211,414	5,071,931	968,455	(6,534,651)	457,010	422,546	11,752,305
Empower S&P 500® Index Fund Institutional Class	21,284,846	204,773,174	31,590,797	30,198,550	(2,439,573)	(44,187,741)	5,813,550	4,478,441	161,977,680

Annual Report - December 31, 2022

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower S&P Mid Cap 400® Index Fund Institutional Class	9,037,669	$ 88,402,155	$17,157,345	$16,026,447	$ 1,542,766	$ (19,943,002)	$ 1,663,287	$ 5,653,843	$ 69,590,051
Empower S&P Small Cap 600® Index Fund Institutional Class	7,394,457	58,094,581	13,425,849	13,411,639	(1,458,850)	(13,150,491)	964,252	4,637,753	44,958,300
Empower Small Cap Growth Fund Institutional Class	466,743	5,361,150	1,167,548	787,666	(39,986)	(1,474,999)	23,429	138,794	4,266,033
Empower Small Cap Value Fund Institutional Class	3,643,666	31,524,725	6,893,770	7,619,128	631,068	(6,824,049)	275,493	3,054,450	23,975,318
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,666,602	40,403,839	10,720,654	5,625,980	(1,118,698)	(12,178,897)	8,538	4,106,490	33,319,616
					(6,775,637)	(222,036,261)	17,886,847	41,534,713	816,649,401
FIXED INTEREST CONTRACT 3.70%
Empower of America Contract	47,672,941	48,508,149	13,865,410	15,306,602	-	-	605,984	-	47,672,941
					0	0	605,984	0	47,672,941
				Total	$(11,925,080)	$(274,328,975)	$27,676,003	$42,964,517	$1,200,631,215
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 17.34%
Empower Bond Index Fund Institutional Class	2,289,427	$18,918,734	$ 8,670,363	$6,631,263	$ (977,650)	$ (2,070,060)	$ 417,943	$ 22,459	$ 18,887,774
Empower Core Bond Fund Institutional Class	1,106,889	9,289,105	4,191,958	3,026,526	(385,773)	(1,178,809)	195,091	-	9,275,728
Empower Global Bond Fund Institutional Class	1,092,365	8,103,534	3,246,142	2,328,213	(314,121)	(937,962)	56,930	33,139	8,083,501
Empower High Yield Bond Fund Institutional Class	596,682	5,863,353	1,683,537	1,339,669	(7,970)	(843,052)	147,584	-	5,364,169
Empower Inflation-Protected Securities Fund Institutional Class	476,509	4,235,609	2,052,554	1,416,677	(29,363)	(654,378)	211,612	113,687	4,217,108
Empower Multi-Sector Bond Fund Institutional Class	939,113	7,683,680	3,225,752	2,455,458	(255,993)	(931,676)	318,603	12,805	7,522,298
Empower Short Duration Bond Fund Institutional Class	291,553	2,359,064	1,372,220	935,050	(52,900)	(87,709)	52,326	-	2,708,525
					(2,023,770)	(6,703,646)	1,400,089	182,090	56,059,103
EQUITY MUTUAL FUNDS 72.81%
Empower Ariel Mid Cap Value Fund Institutional Class	193,155	2,328,909	1,100,084	541,049	40,377	(825,043)	62,216	439,819	2,062,901
Empower Emerging Markets Equity Fund Institutional Class	1,483,603	13,190,968	4,961,941	3,487,593	(101,838)	(3,004,198)	165,256	25,606	11,661,118
Empower International Growth Fund Institutional Class	2,029,286	17,280,461	7,700,569	2,789,661	246,693	(6,139,720)	-	278,795	16,051,649
Empower International Index Fund Institutional Class	3,702,852	38,257,111	9,053,365	6,900,283	(66,048)	(6,232,869)	854,981	-	34,177,324

Annual Report - December 31, 2022

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower International Value Fund Institutional Class	2,419,679	$21,037,107	$ 5,149,720	$3,961,999	$ 125,226	$ (4,101,432)	$ 333,695	$ 438,169	$ 18,123,396
Empower Large Cap Growth Fund Institutional Class	2,783,174	23,059,866	9,741,506	4,489,915	(706,802)	(6,519,202)	82,204	1,569,444	21,792,255
Empower Large Cap Value Fund Institutional Class	3,501,600	27,301,497	6,935,335	5,935,074	519,192	(4,525,896)	821,904	2,344,859	23,775,862
Empower Mid Cap Value Fund Institutional Class	1,105,451	9,467,397	2,046,901	2,226,598	(233,488)	(1,173,689)	155,260	234,422	8,114,011
Empower Real Estate Index Fund Institutional Class	391,812	4,291,167	1,604,481	1,120,098	437,112	(1,762,517)	112,077	108,545	3,013,033
Empower S&P 500® Index Fund Institutional Class	5,964,285	50,324,460	14,506,688	7,987,783	(718,417)	(11,455,154)	1,577,113	1,250,095	45,388,211
Empower S&P Mid Cap 400® Index Fund Institutional Class	2,545,816	21,835,497	6,865,224	4,378,574	(127,134)	(4,719,365)	451,588	1,578,871	19,602,782
Empower S&P Small Cap 600® Index Fund Institutional Class	2,255,295	15,508,386	5,876,126	3,333,251	138,599	(4,339,066)	284,166	1,399,758	13,712,195
Empower Small Cap Growth Fund Institutional Class	142,137	1,442,436	587,944	311,588	(4,717)	(419,657)	6,913	41,051	1,299,135
Empower Small Cap Value Fund Institutional Class	1,109,814	8,401,741	3,027,485	2,048,349	300,228	(2,078,303)	80,201	912,405	7,302,574
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,591,900	9,909,835	4,672,698	2,006,156	(232,725)	(3,216,004)	2,300	1,136,902	9,360,373
					(383,742)	(60,512,115)	4,989,874	11,758,741	235,436,819
FIXED INTEREST CONTRACT 1.95%
Empower of America Contract	6,292,596	5,490,552	3,047,451	2,319,775	-	-	74,368	-	6,292,596
					0	0	74,368	0	6,292,596
				Total	$(2,407,512)	$(67,215,761)	$6,464,331	$11,940,831	$297,788,518
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 10.87%
Empower Bond Index Fund Institutional Class	4,007,290	$ 36,901,694	$10,768,945	$ 9,869,899	$ (997,789)	$ (4,740,594)	$ 758,571	$ 40,778	$ 33,060,146
Empower Core Bond Fund Institutional Class	1,935,585	18,113,669	5,180,741	4,483,786	(359,752)	(2,590,425)	354,345	-	16,220,199
Empower Global Bond Fund Institutional Class	1,880,362	15,475,051	3,943,510	3,681,910	(536,256)	(1,821,969)	104,672	58,984	13,914,682
Empower High Yield Bond Fund Institutional Class	1,040,864	11,354,566	1,957,368	2,366,424	(4,927)	(1,588,147)	263,554	-	9,357,363
Empower Inflation-Protected Securities Fund Institutional Class	443,572	4,118,957	1,588,467	1,142,559	2,497	(639,250)	195,391	104,654	3,925,615
Empower Multi-Sector Bond Fund Institutional Class	1,648,042	14,995,100	4,033,932	3,931,050	(335,631)	(1,897,167)	573,672	23,235	13,200,815

Annual Report - December 31, 2022

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Short Duration Bond Fund Institutional Class	367,944	$ 3,176,445	$ 1,445,932	$ 1,067,678	$ (48,310)	$ (136,503)	$ 66,948	$ -	$ 3,418,196
					(2,280,168)	(13,414,055)	2,317,153	227,651	93,097,016
EQUITY MUTUAL FUNDS 79.41%
Empower Ariel Mid Cap Value Fund Institutional Class	532,851	7,260,060	2,255,950	1,356,326	151,983	(2,468,837)	179,898	1,245,469	5,690,847
Empower Emerging Markets Equity Fund Institutional Class	4,605,694	44,869,207	10,433,813	9,783,786	(960,945)	(9,318,477)	510,223	80,458	36,200,757
Empower International Growth Fund Institutional Class	6,015,570	56,218,376	16,357,003	7,841,878	(1,507,570)	(17,150,341)	-	822,765	47,583,160
Empower International Index Fund Institutional Class	10,982,805	124,558,511	15,833,881	17,081,520	1,671,842	(21,939,581)	2,525,145	-	101,371,291
Empower International Value Fund Institutional Class	7,178,380	68,389,152	9,397,315	16,688,495	(5,300,730)	(7,331,911)	985,433	1,295,384	53,766,061
Empower Large Cap Growth Fund Institutional Class	7,823,157	71,051,048	19,564,958	7,699,261	400,967	(21,661,424)	235,390	4,413,262	61,255,321
Empower Large Cap Value Fund Institutional Class	9,813,936	84,441,764	14,749,553	18,767,550	2,214,466	(13,787,139)	2,348,877	6,587,961	66,636,628
Empower Mid Cap Value Fund Institutional Class	3,105,370	29,289,378	3,865,441	7,232,368	(1,066,617)	(3,129,037)	447,513	658,560	22,793,414
Empower Real Estate Index Fund Institutional Class	1,048,193	12,672,084	3,123,565	3,267,589	738,166	(4,467,459)	307,495	289,353	8,060,601
Empower S&P 500® Index Fund Institutional Class	16,779,494	155,371,936	26,944,394	24,044,760	(5,323,410)	(30,579,624)	4,508,223	3,510,926	127,691,946
Empower S&P Mid Cap 400® Index Fund Institutional Class	7,126,987	67,039,378	13,689,762	11,751,527	(187,923)	(14,099,812)	1,289,112	4,427,567	54,877,801
Empower S&P Small Cap 600® Index Fund Institutional Class	6,824,034	51,504,176	12,249,395	9,779,628	(792,760)	(12,483,814)	874,716	4,238,733	41,490,129
Empower Small Cap Growth Fund Institutional Class	431,903	4,752,949	1,220,015	718,247	(53,444)	(1,307,122)	21,020	124,790	3,947,595
Empower Small Cap Value Fund Institutional Class	3,360,017	27,903,040	6,323,517	6,197,875	278,489	(5,919,773)	248,524	2,776,913	22,108,909
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,474,022	30,530,643	9,273,466	4,334,640	(1,027,041)	(9,162,217)	6,521	3,199,298	26,307,252
					(10,764,527)	(174,806,568)	14,488,090	33,671,439	679,781,712
FIXED INTEREST CONTRACT 0.93%
Empower of America Contract	7,953,299	7,475,819	3,123,105	2,741,883	-	-	96,258	-	7,953,299
					0	0	96,258	0	7,953,299
				Total	$(13,044,695)	$(188,220,623)	$16,901,501	$33,899,090	$780,832,027
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 7.85%
Empower Bond Index Fund Institutional Class	719,223	$ 5,754,085	$ 2,968,351	$2,163,007	$ (337,662)	$ (625,839)	$ 132,021	$ 7,507	$ 5,933,590

Annual Report - December 31, 2022

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
Empower Core Bond Fund Institutional Class	348,048	$ 2,818,544	$ 1,451,127	$ 997,181	$ (137,238)	$ (355,848)	$ 61,386	$ -	$ 2,916,642
Empower Global Bond Fund Institutional Class	329,457	2,361,258	1,092,542	734,698	(104,306)	(281,121)	17,829	10,615	2,437,981
Empower High Yield Bond Fund Institutional Class	187,464	1,740,857	739,502	534,962	(4,123)	(260,098)	46,892	-	1,685,299
Empower Inflation-Protected Securities Fund Institutional Class	20,651	100,113	144,699	45,796	(4,535)	(16,256)	6,312	4,484	182,760
Empower Multi-Sector Bond Fund Institutional Class	296,444	2,320,453	1,154,573	817,407	(92,032)	(283,102)	102,081	4,258	2,374,517
Empower Short Duration Bond Fund Institutional Class	43,725	319,897	233,377	135,130	(7,946)	(11,933)	7,714	-	406,211
					(687,842)	(1,834,197)	374,235	26,864	15,937,000
EQUITY MUTUAL FUNDS 82.17%
Empower Ariel Mid Cap Value Fund Institutional Class	128,309	1,387,860	806,249	295,435	19,484	(528,336)	40,783	291,374	1,370,338
Empower Emerging Markets Equity Fund Institutional Class	1,206,516	9,446,550	4,561,829	2,269,749	(70,479)	(2,255,414)	135,562	20,253	9,483,216
Empower International Growth Fund Institutional Class	1,512,606	11,338,068	6,604,138	1,830,674	144,968	(4,146,814)	-	200,660	11,964,718
Empower International Index Fund Institutional Class	2,762,152	25,163,891	8,719,617	4,104,980	5,142	(4,283,868)	641,864	-	25,494,660
Empower International Value Fund Institutional Class	1,805,742	13,846,914	4,939,873	2,470,420	48,631	(2,791,360)	250,884	327,680	13,525,007
Empower Large Cap Growth Fund Institutional Class	1,870,217	13,500,436	7,615,612	2,389,605	(422,737)	(4,082,644)	52,790	1,043,870	14,643,799
Empower Large Cap Value Fund Institutional Class	2,337,008	16,203,600	5,769,928	3,199,155	264,539	(2,906,089)	544,086	1,574,676	15,868,284
Empower Mid Cap Value Fund Institutional Class	741,177	5,627,081	1,805,305	1,214,607	(125,213)	(777,540)	100,858	157,107	5,440,239
Empower Real Estate Index Fund Institutional Class	250,622	2,429,121	1,223,036	687,690	223,731	(1,037,182)	70,609	70,056	1,927,285
Empower S&P 500® Index Fund Institutional Class	4,012,387	29,699,284	12,219,788	4,120,453	(420,245)	(7,264,356)	1,044,063	841,886	30,534,263
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,699,263	12,801,723	5,581,233	2,316,947	(89,853)	(2,981,685)	297,602	1,056,347	13,084,324
Empower S&P Small Cap 600® Index Fund Institutional Class	1,748,891	10,571,908	5,135,650	2,179,227	(218,877)	(2,895,073)	217,663	1,082,732	10,633,258
Empower Small Cap Growth Fund Institutional Class	109,201	969,660	521,555	210,048	(17,053)	(283,067)	5,132	30,578	998,100
Empower Small Cap Value Fund Institutional Class	860,056	5,724,078	2,577,163	1,282,628	41,389	(1,359,442)	61,066	701,998	5,659,171
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,066,597	5,819,753	3,563,130	1,095,978	(143,815)	(2,015,314)	1,486	756,488	6,271,591
					(760,388)	(39,608,184)	3,464,448	8,155,705	166,898,253
FIXED INTEREST CONTRACT 0.47%
Empower of America Contract	955,288	739,418	534,973	329,887	-	-	10,784	-	955,288
					0	0	10,784	0	955,288
				Total	$(1,448,230)	$(41,442,381)	$3,849,467	$8,182,569	$183,790,541

Annual Report - December 31, 2022

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 7.06%
Empower Bond Index Fund Institutional Class	1,342,858	$12,794,521	$ 3,856,149	$ 4,096,679	$ (508,276)	$ (1,475,411)	$ 257,185	$ 14,335	$ 11,078,580
Empower Core Bond Fund Institutional Class	648,801	6,284,616	1,848,722	1,873,737	(196,791)	(822,648)	119,884	-	5,436,953
Empower Global Bond Fund Institutional Class	635,140	5,458,539	1,375,390	1,525,829	(233,822)	(608,061)	37,180	21,108	4,700,039
Empower High Yield Bond Fund Institutional Class	351,247	3,866,753	873,310	1,030,693	9,040	(551,657)	89,834	-	3,157,713
Empower Multi-Sector Bond Fund Institutional Class	549,865	5,179,527	1,466,431	1,626,209	(152,622)	(615,333)	195,276	8,142	4,404,416
Empower Short Duration Bond Fund Institutional Class	67,174	633,537	252,762	236,084	(10,183)	(26,171)	12,555	-	624,044
					(1,092,654)	(4,099,281)	711,914	43,585	29,401,745
EQUITY MUTUAL FUNDS 82.65%
Empower Ariel Mid Cap Value Fund Institutional Class	255,433	3,310,422	1,162,315	586,310	78,590	(1,158,401)	84,190	589,548	2,728,026
Empower Emerging Markets Equity Fund Institutional Class	2,657,750	24,903,550	7,510,247	5,664,874	173,164	(5,859,005)	296,110	45,786	20,889,918
Empower International Growth Fund Institutional Class	3,195,919	28,685,239	10,107,985	4,568,644	(641,338)	(8,944,864)	-	431,113	25,279,716
Empower International Index Fund Institutional Class	5,825,600	63,537,533	10,809,233	11,199,545	(935,611)	(9,376,930)	1,345,337	-	53,770,291
Empower International Value Fund Institutional Class	3,804,528	34,963,272	6,119,365	7,518,496	(1,410,750)	(5,068,230)	525,235	688,683	28,495,911
Empower Large Cap Growth Fund Institutional Class	3,739,839	32,343,818	11,326,243	4,751,499	(228,282)	(9,635,621)	109,332	2,095,412	29,282,941
Empower Large Cap Value Fund Institutional Class	4,696,228	39,077,662	8,136,656	9,423,948	430,751	(5,902,979)	1,116,011	3,152,965	31,887,391
Empower Mid Cap Value Fund Institutional Class	1,479,899	13,467,880	2,288,279	3,230,781	(293,021)	(1,662,918)	210,836	314,706	10,862,460
Empower Real Estate Index Fund Institutional Class	520,298	6,011,842	1,814,869	1,435,603	586,610	(2,390,018)	150,766	144,331	4,001,090
Empower S&P 500® Index Fund Institutional Class	8,037,102	71,488,799	16,479,011	11,308,038	(1,299,068)	(15,497,426)	2,140,098	1,683,504	61,162,346
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,409,028	30,718,121	7,840,167	5,316,407	336,439	(6,992,366)	610,153	2,115,173	26,249,515
Empower S&P Small Cap 600® Index Fund Institutional Class	3,765,089	27,166,787	7,888,201	5,669,410	(630,554)	(6,493,837)	477,212	2,328,074	22,891,741
Empower Small Cap Growth Fund Institutional Class	237,435	2,490,651	849,895	473,731	(22,896)	(696,656)	11,266	67,043	2,170,159
Empower Small Cap Value Fund Institutional Class	1,851,509	14,692,735	3,963,835	3,269,728	191,670	(3,203,914)	135,071	1,518,421	12,182,928
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,137,453	13,910,411	5,245,148	2,195,203	(329,727)	(4,392,133)	3,036	1,516,568	12,568,223
					(3,994,023)	(87,275,298)	7,214,653	16,691,327	344,422,656
FIXED INTEREST CONTRACT 0.35%
Empower of America Contract	1,456,839	1,460,518	567,018	589,226	-	-	18,529	-	1,456,839
					0	0	18,529	0	1,456,839
				Total	$(5,086,677)	$(91,374,579)	$7,945,096	$16,734,912	$375,281,240

Annual Report - December 31, 2022

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 12/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2022
BOND MUTUAL FUNDS 6.69%
Empower Bond Index Fund Institutional Class	78,870	$ 449,982	$ 507,886	$256,499	$ (31,105)	$ (50,691)	$ 12,368	$ 698	$ 650,678
Empower Core Bond Fund Institutional Class	38,052	221,509	247,195	125,019	(16,853)	(24,807)	5,684	-	318,878
Empower Global Bond Fund Institutional Class	39,736	203,757	214,481	105,822	(15,478)	(18,373)	1,718	1,093	294,043
Empower High Yield Bond Fund Institutional Class	20,479	135,121	133,340	68,889	(6,611)	(15,466)	4,608	-	184,106
Empower Multi-Sector Bond Fund Institutional Class	32,424	181,861	201,500	106,116	(14,762)	(17,525)	10,038	396	259,720
Empower Short Duration Bond Fund Institutional Class	3,924	21,613	28,992	13,582	(855)	(572)	614	-	36,451
					(85,664)	(127,434)	35,030	2,187	1,743,876
EQUITY MUTUAL FUNDS 82.58%
Empower Ariel Mid Cap Value Fund Institutional Class	15,422	119,032	147,968	60,149	(8,298)	(42,148)	4,194	31,874	164,703
Empower Emerging Markets Equity Fund Institutional Class	177,026	965,450	1,049,826	499,810	(124,520)	(124,045)	19,403	2,483	1,391,421
Empower International Growth Fund Institutional Class	204,520	1,069,460	1,255,363	454,359	(129,672)	(252,713)	-	22,981	1,617,751
Empower International Index Fund Institutional Class	372,676	2,362,217	2,180,105	790,601	(84,211)	(311,924)	83,937	-	3,439,797
Empower International Value Fund Institutional Class	243,357	1,299,890	1,204,884	472,847	(57,303)	(209,179)	32,971	42,379	1,822,748
Empower Large Cap Growth Fund Institutional Class	226,998	1,147,986	1,417,813	468,822	(102,052)	(319,582)	5,270	117,508	1,777,395
Empower Large Cap Value Fund Institutional Class	283,405	1,385,209	1,338,636	516,775	3,134	(282,752)	59,486	182,792	1,924,318
Empower Mid Cap Value Fund Institutional Class	89,797	504,029	434,325	246,524	(52,504)	(32,720)	10,201	18,097	659,110
Empower Real Estate Index Fund Institutional Class	32,848	222,319	241,619	124,821	1,639	(86,517)	8,087	8,950	252,600
Empower S&P 500® Index Fund Institutional Class	486,740	2,525,063	2,656,939	823,818	(73,254)	(654,093)	113,629	97,633	3,704,091
Empower S&P Mid Cap 400® Index Fund Institutional Class	206,221	1,087,322	1,161,377	405,323	(38,699)	(255,472)	32,248	121,818	1,587,904
Empower S&P Small Cap 600® Index Fund Institutional Class	243,407	1,041,743	1,149,930	459,044	(95,036)	(252,716)	27,130	141,200	1,479,913
Empower Small Cap Growth Fund Institutional Class	15,151	95,749	111,581	55,440	(17,071)	(13,407)	607	3,659	138,483
Empower Small Cap Value Fund Institutional Class	119,420	564,892	588,748	276,940	(55,122)	(90,914)	7,440	89,870	785,786
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	129,464	500,624	633,702	236,123	(66,489)	(136,952)	151	84,880	761,251
					(899,458)	(3,065,134)	404,754	966,124	21,507,271
FIXED INTEREST CONTRACT 0.33%
Empower of America Contract	85,961	52,227	67,118	34,233	-	-	849	-	85,961
					0	0	849	0	85,961
				Total	$(985,122)	$(3,192,568)	$440,633	$968,311	$23,337,108

Annual Report - December 31, 2022

3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Lifetime 2015 Fund	$105,089,576	$196,547,110
Empower Lifetime 2020 Fund	119,473,474	135,646,599
Empower Lifetime 2025 Fund	285,523,855	349,518,999
Empower Lifetime 2030 Fund	151,947,698	115,271,032
Empower Lifetime 2035 Fund	303,879,328	307,606,227
Empower Lifetime 2040 Fund	122,741,724	79,094,995
Empower Lifetime 2045 Fund	220,487,591	186,888,184
Empower Lifetime 2050 Fund	89,943,479	39,949,904
Empower Lifetime 2055 Fund	127,426,154	96,621,916
Empower Lifetime 2060 Fund	19,200,189	6,560,418
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, Empower Lifetime 2055 Fund, and Empower Lifetime 2060 Fund (collectively, the “Funds”), ten of the funds of Empower Funds, Inc., as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Empower Lifetime 2015 Fund, Empower Lifetime 2020 Fund, Empower Lifetime 2025 Fund, Empower Lifetime 2030 Fund, Empower Lifetime 2035 Fund, Empower Lifetime 2040 Fund, Empower Lifetime 2045 Fund, Empower Lifetime 2050 Fund, and Empower Lifetime 2055 Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Empower Lifetime 2060 Fund	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the three years in the period ended December 31, 2022 and for the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Lifetime 2015 Fund	$ 148,755	$2,402,906
Empower Lifetime 2020 Fund	117,857	1,842,766
Empower Lifetime 2025 Fund	411,319	6,463,883
Empower Lifetime 2030 Fund	197,507	2,847,983
Empower Lifetime 2035 Fund	724,184	9,976,976
Empower Lifetime 2040 Fund	217,027	2,884,153
Empower Lifetime 2045 Fund	1,016,646	13,922,216
Empower Lifetime 2050 Fund	140,618	2,139,810
Empower Lifetime 2055 Fund	357,403	4,564,301
Empower Lifetime 2060 Fund	23,234	295,579
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Lifetime 2015 Fund	24%
Empower Lifetime 2020 Fund	28%
Empower Lifetime 2025 Fund	32%
Empower Lifetime 2030 Fund	39%
Empower Lifetime 2035 Fund	48%
Empower Lifetime 2040 Fund	54%
Empower Lifetime 2045 Fund	97%
Empower Lifetime 2050 Fund	99%
Empower Lifetime 2055 Fund	60%
Empower Lifetime 2060 Fund	38%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023